As filed with the Securities and Exchange Commission on December 1, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Melodie B. Zakaluk

601 Union Street, Suite 2801, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

RAINIER FUNDS    September 30, 2015

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Fund

Mid Cap Equity Fund

Small/Mid Cap Equity Fund

Intermediate Fixed Income Fund

High Yield Fund

International Discovery Fund

RAINIER FUNDS    September 30, 2015

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

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Letter to Shareholders

Dear Shareholders,

On behalf of Rainier Investment Management, I would like to take the opportunity to express our appreciation for your valued investment in the Rainier Funds (the ‘Funds’). This report, known as the Semiannual Report, contains unaudited financial statements detailing the expenses and holdings for the Funds covering the six-month period ending September 30, 2015.

Worldwide, equity markets struggled through the third quarter. Investors sought refuge in the wake of unsettling international political and economic events, and even signs of weakness in the domestic economy. While in the second quarter Gross Domestic Product growth was revised up, the third quarter growth was more modest, due to weakness in the manufacturing, transportation and energy sectors. Investors turned to large-capitalization stocks over small caps.

Due to continuing complexity in the capital markets, some investors have moved to “alternatives”, such as synthetics and derivative securities in recent years, many with leverage and undefined risks. The prevalence of alternatives and exchange-traded funds (“ETFs”) has added a destabilizing influence to the market environment.

We believe the current environment is one in which the strong often get stronger, and the weak are at risk of fading. Companies with strong balance sheets and available cash are able to potentially take advantage of opportunities as they arise, such as acquisitions or investments in future growth. We see a clear advantage to investing in companies with these qualities, ones which we believe will likely be able to differentiate themselves by their ability to achieve growth, all the while maintaining financial management. We continue to seek the best growth opportunities with a suitable level of risk and valuation, while maintaining caution in light of global uncertainties. We believe the Funds are well positioned for the current market and economic environment.

Once again, thank you for your trust and confidence in Rainier and investment in our Fund family.

Sincerely,

Melodie Zakaluk

President & Chief Executive Officer

Rainier Mutual Funds

Past performance is not a guarantee of future results. Mutual fund investing involves risk; principal loss is possible. Opinions expressed are subject to change, are not guaranteed, and are not to be considered investment advice.

Quasar Distributors, LLC, Distributor

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Comments from the Investment Adviser

ABOUT THE INVESTMENT ADVISER:

The Investment Adviser to the Funds is Rainier Investment Management, LLC (“Rainier”) located in Seattle, Washington.

EQUITY MARKET COMMENTS

During the six months ended September 30, 2015, equity markets across the globe were challenged as indices initially held on to gains by a fraction of a percent but quickly experienced losses. Investors sought refuge in the wake of unsettling international political and economic events, and even signs of weakness in the domestic economy.

United States equity markets hardly budged in the second quarter. June turned out to be a spoiler month, after a positively trending market through the middle of the month was cut short by angst related to uncertainties in Greece and concerns regarding fundamental trends in some of the cyclical areas of the domestic economy. Challenges were broad and pervasive in the third quarter, with primary triggers of weakness precipitated by emerging markets. Although a crisis in Greece was averted by new agreements between the Greek government and European lawmakers early in the quarter, the Chinese economy began to show signs of struggle, punctuated by a devaluation of the Yuan on August 11 followed by government controls on market activity to halt collapsing stock prices. As a consequence, the U.S. dollar surged against most emerging market currencies.

The Federal Reserve has been signaling for several years that the time is coming for interest rates to return to higher levels; however, in light of the continuing erratic economic recovery, the Fed has recently indicated its inclination to move slowly, raising rates gradually and in small increments.

While global challenges remain, the domestic environment suggests an overall benign environment for U.S. stocks. Our primary task has been, and continues to be, to identify and focus on those areas where strength is likely to persist and on specific companies with a high probability of achieving noteworthy revenue, cash flow* and earnings growth**.

The environment of weak commodities, debt-burdened countries, geo-political and economic uncertainty, and frequent stock market volatility gives credence to focusing on companies with high visibility toward a path of potential revenue and profit growth, strong competitive positioning and fortress financials.

*The total amount of money being transferred into and out of a business.

**Earnings growth is not representative of a Fund’s future performance.

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FIXED INCOME COMMENTS

The lack of action on interest rates by the U.S. Federal Reserve sparked a rally in U.S. Treasuries, pushing down interest rates and driving positive returns. The low interest rate environment continues to provide an attractive opportunity for corporate management teams to use debt-funded strategies, such as share buybacks or acquisitions, to improve returns for shareholders.

The U.S. economic fundamentals continued to show improvement in areas such as unemployment, nonfarm payrolls, and the housing marketing. Personal consumption remains very low at 0.3%, and the Consumer Price Index (“CPI”) continues to remain below 2.0%. This lack of increased spending and wage growth, given the continued improvement in unemployment – combined with the economic weakness outside of the United States – gives some doubt as to the robustness of the recovery and its ability to absorb higher interest rates.

The rest of the world continued to be weak, and conditions overseas are of some concern as slowing demand, weakening currencies, and market volatility have the potential to restrain economic activity in the United States. Europe is still struggling to show consistent growth, as the benefits of a weaker currency and their quantitative easing program have yet to work their way through the system and stimulate economic activity. China has yet to reverse its slowing growth, and now it also has to contend with weak equity markets. Weakness in China contributes to substantial reductions in commodity prices, putting additional pressure on countries dependent on commodity exports, compounding the negative effects on global growth.

The lack of improvement in the rest of the world, combined with uncertainty about the robustness of the economic recovery domestically, continues to create doubt as to the timing for the Federal Reserve to raise interest rates. With this in mind, investors still need to be diligent, as relatively low yields combined with a strong dollar, weakness in commodity prices, and an increase in shareholder friendly activity could cause some sectors to underperform.

See page 70 for index descriptions.

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FUND INVESTMENT RETURNS

Large Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2015

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Large Cap Equity - Institutional Shares+	-0.71%	11.57%	11.18%	5.63%	9.37%
Large Cap Equity - Original Shares	-0.98	11.25	10.88	5.35	9.09
S&P 500 Index	-0.61	12.40	13.34	6.80	9.15
Russell 1000 Growth Index	3.17	13.61	14.47	8.09	8.73
Consumer Price Index	-0.04	0.93	1.73	1.81	2.26

Inception date 5/10/94

The Gross and Net Expense Ratios for Institutional Shares are 0.92% and 0.85%, respectively, and Original Shares are 1.19% and 1.12%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/16.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 70 for index descriptions.

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FUND INVESTMENT RETURNS

Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2015

	1 Year	3 Years*	5 Years*	Since Inception*
Mid Cap Equity - Institutional Shares	0.19%	12.57%	11.88%	8.02%
Mid Cap Equity - Original Shares	-0.08	12.25	11.57	7.73
Russell Midcap Index	-0.25	13.91	13.40	7.78
Russell Midcap Growth Index	1.45	13.98	13.58	7.90
Consumer Price Index	-0.04	0.93	1.73	1.92

Inception date 12/27/05

The Gross and Net Expense Ratio for Institutional Shares are 1.11% and 1.10%, respectively, and Original Shares are 1.36% and 1.35%, respectively, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 70 for index descriptions.

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FUND INVESTMENT RETURNS

Small/Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2015

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity - Institutional Shares+	0.91%	11.97%	12.20%	6.45%	11.10%
Small/Mid Cap Equity - Original Shares	0.58	11.63	11.89	6.16	10.81
Russell 2500 Index	0.38	12.39	12.69	7.40	10.25
Russell 2500 Growth Index	3.35	13.79	13.93	8.38	8.76
Consumer Price Index	-0.04	0.93	1.73	1.81	2.26

Inception date 5/10/94

The Gross Expense Ratio for Institutional Shares is 1.03% and for Original Shares is 1.33%, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management.

See page 70 for index descriptions.

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FUND INVESTMENT RETURNS

Intermediate Fixed Income Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2015

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income – Institutional Shares+	2.17%	1.40%	2.50%	4.18%	5.10%
Intermediate Fixed Income – Original Shares	2.09	1.31	2.40	4.07	5.00
Barclays Capital U.S. Intermediate Gov/Credit Bond Index	2.68	1.45	2.42	4.17	5.40
Citigroup 3-month Treasury Bill Index	0.02	0.04	0.06	1.26	2.69
Consumer Price Index	-0.04	0.93	1.73	1.81	2.26

Inception date 5/10/94

The Gross and Net Expense Ratios for Institutional Shares are 2.92% and 0.45%, respectively, and Original Shares are 0.75% and 0.55%, respectively, which are the amounts stated in the current prospectuses as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/16.

*Average annualized returns.

+ Institutional Shares commenced operations on 2/2/15. Performance for periods prior to 2/2/15 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 70 for index descriptions.

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FUND INVESTMENT RETURNS

High Yield Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2015

	1 Year	3 Years*	5 Years*	Since Inception*
High Yield Fund - Institutional Shares	-2.31%	3.37%	5.88%	9.82%
High Yield Fund - Original Shares+	-2.58	3.15	5.65	9.57
Bank of America Merrill Lynch U.S. High Yield Index	-3.57	3.46	5.94	13.18
Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index	-2.11	3.68	6.01	11.72
Consumer Price Index	-0.04	0.93	1.73	1.74

Inception date 3/31/09

The Gross and Net Expense Ratios for Institutional Shares are 0.73% and 0.65%, respectively, and Original Shares are 1.11% and 0.90%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/16.

*Average annualized returns.

+Original Shares commenced operations on 7/31/12. Performance for periods prior to 7/31/12 is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 70 for index descriptions.

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FUND INVESTMENT RETURNS

International Discovery Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2015

	1 Year	3 Years*	Since Inception*
International Discovery Fund - Institutional Shares	12.17%	16.39%	16.31%
International Discovery Fund - Class A Shares (with sales charge)+	5.49	13.87	14.12
MSCI ACWI ex USA Small Cap Net TR	-6.42	5.51	4.37
Consumer Price Index	-0.04	0.93	1.05

Inception date 3/28/12

The Gross and Net Expense Ratios for Institutional Shares are 1.52% and 1.25%, respectively, and Class A Shares are 1.82% and 1.50%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/16.

*Average annualized returns.

+Class A Shares commenced operations on 11/30/12. Performance for periods prior to 11/30/12 is based on the performance of the Institutional Shares adjusted for the 12b-1 fee for the Class A Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Small- and medium- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The fund may invest in derivatives which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 70 for index descriptions.

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Fund Expenses

Rainier Funds

September 30, 2015 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class and Class A only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/15 and held for the entire period from 4/1/15 to 9/30/15.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY FUND

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/15)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/15)	$922.90	$924.20	$1,019.35	$1,020.90
Expenses Paid during Period*	$5.43	$3.94	$5.70	$4.14

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.13% for Original, 0.82% for Institutional), multiplied by 183/366 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

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MID CAP EQUITY FUND

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/15)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/15)	$916.00	$917.20	$1,018.25	$1,019.65
Expenses Paid during Period*	$6.47	$5.13	$6.81	$5.40

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.35% for Original, 1.07% for Institutional), multiplied by 183/366 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

SMALL/MID CAP EQUITY FUND

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/15)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/15)	$925.90	$927.50	$1,018.35	$1,020.00
Expenses Paid during Period*	$6.40	$4.82	$6.71	$5.05

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.33% for Original, 1.00% for Institutional), multiplied by 183/366 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

INTERMEDIATE FIXED INCOME FUND

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/15)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/15)	$1,002.30	$1,002.60	$1,022.25	$1,022.75
Expenses Paid during Period*	$2.75	$2.25	$2.78	$2.28

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (0.55% for Original, 0.45% for Institutional), multiplied by 183/366 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

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Fund Expenses

Rainier Funds

September 30, 2015 (Unaudited) continued

HIGH YIELD FUND

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/15)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/15)	$966.80	$967.70	$1,020.50	$1,021.75
Expenses Paid during Period*	$4.43	$3.20	$4.55	$3.29

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (0.90% for Original, 0.65% for Institutional), multiplied by 183/366 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

INTERNATIONAL DISCOVERY FUND

Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Institutional	Class A	Institutional
Beginning Account Value (4/1/15)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/15)	$1,017.50	$1,018.70	$1,017.50	$1,018.75
Expenses Paid during Period*	$7.57	$6.31	$7.57	$6.31

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.50 % for Class A, 1.25% for Institutional), multiplied by 183/366 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

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SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Large Cap Equity Fund

Sector Representation as of September 30, 2015 (% of net assets)

COMMON STOCKS (99.5%)
	Shares	Value
CONSUMER DISCRETIONARY (17.8%)
Dollar General Corp.	36,610	$2,652,028
NIKE, Inc. Cl. B	23,860	2,934,064
Royal Caribbean Cruises Ltd.^	28,900	2,574,701
Starbucks Corp.	64,190	3,648,560
The Home Depot, Inc.	35,910	4,147,246
The Priceline Group, Inc.*	3,250	4,019,795
The Walt Disney Co.	63,770	6,517,294
Time Warner, Inc.	39,400	2,708,750
Ulta Salon Cosmetics & Fragrance, Inc.*	12,090	1,974,902
V.F. Corp.	62,820	4,284,952
Total Consumer Discretionary		35,462,292

CONSUMER STAPLES (11.0%)
Church & Dwight Co., Inc.	46,738	3,921,318
Constellation Brands, Inc. Cl. A	19,570	2,450,360
Costco Wholesale Corp.	23,445	3,389,444
CVS Health Corp.	48,630	4,691,822
Monster Beverage Corp.*	28,480	3,848,787
The Estee Lauder Companies, Inc. Cl. A	45,624	3,680,944
Total Consumer Staples		21,982,675

	Shares	Value
ENERGY (3.9%)
Anadarko Petroleum Corp.	28,590	$1,726,550
EOG Resources, Inc.	37,720	2,746,016
Schlumberger Ltd.^	47,243	3,258,350
Total Energy		7,730,916

FINANCIALS (15.0%)
Affiliated Managers Group, Inc.*	8,850	1,513,261
American Tower Corp.	30,890	2,717,702
Arthur J Gallagher & Co.	49,280	2,034,278
BlackRock, Inc.	11,680	3,474,450
CBRE Group, Inc. Cl. A*	104,200	3,334,400
Citigroup, Inc.	139,459	6,918,561
CME Group, Inc.	48,230	4,472,850
Intercontinental Exchange, Inc.	7,650	1,797,674
McGraw Hill Financial, Inc.	13,240	1,145,260
The Charles Schwab Corp.	87,280	2,492,717
Total Financials		29,901,153

HEALTH CARE (17.5%)
Alexion Pharmaceuticals, Inc.*	14,860	2,323,956

The accompanying notes are an integral part of these financial statements.

P / 15

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Large Cap Equity Fund

continued

	Shares	Value
Allergan plc*^	23,140	$6,289,683
Biogen, Inc.*	10,280	2,999,807
BioMarin Pharmaceutical, Inc.*	23,790	2,505,563
Celgene Corp.*	39,298	4,250,865
Cerner Corp.*	50,850	3,048,966
Cigna Corp.	16,520	2,230,530
Illumina, Inc.*	5,050	887,891
McKesson Corp.	15,710	2,906,821
Regeneron Pharmaceuticals, Inc.*	7,030	3,269,934
Shire plc - ADR^	13,660	2,803,442
The Cooper Cos., Inc.	10,058	1,497,234
Total Health Care		35,014,692

INDUSTRIALS (6.7%)
Delta Air Lines, Inc.	86,550	3,883,498
FedEx Corp.	21,930	3,157,481
Ingersoll-Rand plc^	21,000	1,066,170
Union Pacific Corp.	24,748	2,187,971
Verisk Analytics, Inc.*	41,592	3,074,065
Total Industrials		13,369,185

INFORMATION TECHNOLOGY (25.3%)
Apple, Inc.	74,720	8,241,616
Facebook, Inc. Cl. A*	49,270	4,429,373
Fortinet, Inc.*	64,000	2,718,720
Google, Inc. Cl. A*	11,236	7,172,725
MasterCard, Inc. Cl. A	44,410	4,002,229
Microsoft Corp.	150,630	6,666,884
NXP Semiconductors NV*^	26,310	2,290,812
salesforce.com, Inc.*	46,440	3,224,329
Skyworks Solutions, Inc.	26,470	2,229,039
Visa, Inc. Cl. A	96,430	6,717,314
Workday, Inc. Cl. A*	39,450	2,716,527
Total Information Technology		50,409,568

MATERIALS (2.3%)
The Sherwin-Williams Co.	13,720	3,056,541
Vulcan Materials Co.	18,040	1,609,168
Total Materials		4,665,709

	Shares	Value
TOTAL COMMON STOCKS
(Cost $156,173,387)		$198,536,190

SHORT TERM INVESTMENT (1.3%)

MONEY MARKET MUTUAL FUND (1.3%)
First American Government Obligations Fund Cl. Z 0.010%**	2,554,055	2,554,055

TOTAL SHORT TERM INVESTMENT
(Cost $2,554,055)		$2,554,055

TOTAL INVESTMENTS (100.8%)
(Cost $158,727,442)	$201,090,245

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)	(1,531,329)

TOTAL NET ASSETS (100.0%)	$199,558,916

ADR - American Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 16

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Mid Cap Equity Fund

Sector Representation as of September 30, 2015 (% of net assets)

COMMON STOCKS (98.2%)
	Shares	Value
CONSUMER DISCRETIONARY (19.6%)
BJ’s Restaurants, Inc.*	145,450	$6,258,713
Burlington Stores, Inc.*	118,480	6,047,219
Carter’s, Inc.	67,790	6,144,486
Chipotle Mexican Grill, Inc.*	6,030	4,343,108
Dollar Tree, Inc.*	128,890	8,591,807
Foot Locker, Inc.	72,240	5,199,113
Harman International Industries, Inc.	66,460	6,379,495
Leggett & Platt, Inc.	90,090	3,716,213
Lennar Corp. Cl. A	175,680	8,455,478
Lions Gate Entertainment Corp.^	136,560	5,025,408
Live Nation Entertainment, Inc.*	219,190	5,269,328
Marriott International, Inc. Cl. A	53,060	3,618,692
Mohawk Industries, Inc.*	98,170	17,846,324
Penske Automotive Group, Inc.	123,530	5,983,793
Polaris Industries, Inc.	22,320	2,675,498
Royal Caribbean Cruises Ltd.^	84,530	7,530,778
Signet Jewelers Ltd.^	61,270	8,340,685
Tractor Supply Co.	83,440	7,035,661

	Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc.*	34,240	$5,593,104
Total Consumer Discretionary		124,054,903

CONSUMER STAPLES (7.3%)
Casey’s General Stores, Inc.	47,070	4,844,445
Constellation Brands, Inc. Cl. A	58,930	7,378,625
Hormel Foods Corp.	95,820	6,066,364
The Estee Lauder Companies, Inc. Cl. A	56,640	4,569,715
The Hain Celestial Group, Inc.*	57,580	2,971,128
The Kroger Co.	262,480	9,467,654
The WhiteWave Foods Co.*	115,800	4,649,370
Tyson Foods, Inc. Cl. A	142,390	6,137,009
Total Consumer Staples		46,084,310

ENERGY (1.4%)
HollyFrontier Corp.	120,850	5,902,314
Valero Energy Corp.	44,890	2,697,889
Total Energy		8,600,203

FINANCIALS (19.7%)
Alexandria Real Estate Equities, Inc.	97,640	8,267,179

The accompanying notes are an integral part of these financial statements.

P / 17

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Mid Cap Equity Fund

continued

	Shares	Value
Ameriprise Financial, Inc.	20,830	$2,273,178
Arthur J Gallagher & Co.	133,330	5,503,862
Bank of the Ozarks, Inc.	140,430	6,145,217
Brixmor Property Group, Inc.	175,080	4,110,878
CBRE Group, Inc. Cl. A*	314,430	10,061,760
E*TRADE Financial Corp.*	358,850	9,448,520
Highwoods Properties, Inc.	274,590	10,640,363
Intercontinental Exchange, Inc.	16,030	3,766,890
Jones Lang LaSalle, Inc.	51,640	7,424,283
Mid-America Apartment Communities, Inc.	138,370	11,328,352
Northern Trust Corp.	111,980	7,632,557
PrivateBancorp, Inc.	42,730	1,637,841
SEI Investments Co.	132,180	6,375,041
Signature Bank*	51,210	7,044,448
Sovran Self Storage, Inc.	57,250	5,398,675
Strategic Hotels & Resorts, Inc.*	421,860	5,817,449
SVB Financial Group*	45,290	5,232,806
Western Alliance Bancorp*	212,700	6,532,017
Total Financials		124,641,316

HEALTH CARE (14.5%)
Acadia Healthcare Co., Inc.*	117,910	7,813,896
Akorn, Inc.*	154,910	4,415,709
Cerner Corp.*	96,050	5,759,158
Endo International plc*^	50,960	3,530,509
Envision Healthcare Holdings, Inc.*	248,130	9,128,703
Horizon Pharma plc*^	126,660	2,510,401
Illumina, Inc.*	27,300	4,799,886
Incyte Corp.*	54,330	5,994,229
Jazz Pharmaceuticals plc*^	29,630	3,935,160
Medivation, Inc.*	186,520	7,927,100

	Shares	Value
MEDNAX, Inc.*	146,610	$11,258,182
Perrigo Co. plc^	53,970	8,487,862
The Cooper Cos., Inc.	24,760	3,685,774
Universal Health Services, Inc. Cl. B.	44,600	5,566,526
VCA, Inc.*	71,430	3,760,789
Zoetis, Inc.	72,920	3,002,846
Total Health Care		91,576,730

INDUSTRIALS (12.3%)
A.O. Smith Corp.	57,660	3,758,855
Acuity Brands, Inc.	21,390	3,755,656
JetBlue Airways Corp.*	307,200	7,916,544
Lennox International, Inc.	61,220	6,938,063
Owens Corning	179,950	7,541,704
Robert Half International, Inc.	84,250	4,310,230
Snap-On, Inc.	46,450	7,011,163
Southwest Airlines Co.	343,920	13,082,717
Stericycle, Inc.*	35,180	4,900,926
The Toro Co.	63,330	4,467,298
Verisk Analytics, Inc.*	101,470	7,499,648
Waste Connections, Inc.	127,560	6,196,865
Total Industrials		77,379,669

INFORMATION TECHNOLOGY (17.3%)
Amphenol Corp. Cl. A	93,470	4,763,231
Avago Technologies Ltd.	44,670	5,584,197
Cadence Design Systems, Inc.*	393,610	8,139,855
CoStar Group, Inc.*	26,500	4,586,090
Euronet Worldwide, Inc.*	98,160	7,272,674
FireEye, Inc.*	178,490	5,679,552
Fortinet, Inc.*	259,070	11,005,294
Gartner, Inc.*	45,160	3,790,279
Lam Research Corp.	92,770	6,060,664
NetSuite, Inc.*	41,430	3,475,977
NXP Semiconductors NV*^	148,830	12,958,628
Palo Alto Networks, Inc.*	46,670	8,027,240
ServiceNow, Inc.*	93,370	6,484,546
Skyworks Solutions, Inc.	63,820	5,374,282
Total System Services, Inc.	136,970	6,222,547
Tyler Technologies, Inc.*	64,490	9,629,002
Total Information Technology		109,054,058

P / 18

	Shares	Value
MATERIALS (3.5%)
Martin Marietta Materials, Inc.	89,690	$13,628,395
The Sherwin-Williams Co.	20,410	4,546,940
Vulcan Materials Co.	41,360	3,689,312
Total Materials		21,864,647

UTILITIES (2.6%)
American Water Works Co., Inc.	150,280	8,277,423
Pinnacle West Capital Corp.	130,360	8,361,290
Total Utilities		16,638,713

TOTAL COMMON STOCKS
(Cost $533,952,822)		$619,894,549

SHORT TERM INVESTMENT (1.5%)

MONEY MARKET MUTUAL FUND (1.5%)
First American Government Obligations Fund Cl. Z 0.010%**	9,170,110	9,170,110

TOTAL SHORT TERM INVESTMENT
(Cost $9,170,110)		$9,170,110

TOTAL INVESTMENTS (99.7%)
(Cost $543,122,932)	$629,064,659

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)	2,051,577

TOTAL NET ASSETS (100.0%)	$631,116,236

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Small/Mid Cap Equity Fund

Sector Representation as of September 30, 2015 (% of net assets)

COMMON STOCKS (99.6%)
	Shares	Value
CONSUMER DISCRETIONARY (19.1%)
BJ’s Restaurants, Inc.*	220,980	$9,508,769
Burlington Stores, Inc.*	165,220	8,432,829
Carter’s, Inc.	91,140	8,260,930
Columbia Sportswear Co.	92,370	5,430,432
Dollar Tree, Inc.*	144,110	9,606,373
Fiesta Restaurant Group, Inc.*	132,360	6,005,173
Foot Locker, Inc.	97,120	6,989,726
G-III Apparel Group Ltd.*	86,010	5,303,377
Harman International Industries, Inc.	92,454	8,874,659
Jack in the Box Inc.	48,870	3,764,945
Leggett & Platt, Inc.	92,440	3,813,150
Lennar Corp. Cl. A	216,970	10,442,766
Lions Gate Entertainment Corp.^	187,850	6,912,880
Live Nation Entertainment, Inc.*	275,260	6,617,250
Mohawk Industries, Inc.*	118,060	21,462,127
Penske Automotive Group, Inc.	140,990	6,829,556
Red Robin Gourmet Burgers, Inc.*	170,340	12,901,552
Signet Jewelers Ltd.^	75,190	10,235,615

	Shares	Value
Skechers USA, Inc. Cl. A*	51,250	$6,871,600
Ulta Salon Cosmetics & Fragrance, Inc.*	45,620	7,452,027
Total Consumer Discretionary		165,715,736

CONSUMER STAPLES (3.6%)
B&G Foods, Inc.	94,110	3,430,310
Casey’s General Stores, Inc.	104,810	10,787,045
The Hain Celestial Group, Inc.*	80,300	4,143,480
The WhiteWave Foods Co.*	141,060	5,663,559
Tyson Foods, Inc. Cl. A	158,770	6,842,987
Total Consumer Staples		30,867,381

ENERGY (1.3%)
Calumet Specialty Products Partners LP	278,920	6,772,178
HollyFrontier Corp.	94,830	4,631,497
Total Energy		11,403,675

FINANCIALS (20.7%)
Alexandria Real Estate Equities, Inc.	110,430	9,350,108

P / 20

	Shares	Value
Argo Group International Holdings Ltd.^	87,300	$4,940,307
Arthur J Gallagher & Co.	177,270	7,317,706
Bank of the Ozarks, Inc.	128,540	5,624,910
Brixmor Property Group, Inc.	169,060	3,969,529
Cathay General Bancorp	271,350	8,129,646
CBRE Group, Inc. Cl. A*	409,270	13,096,640
CoreSite Realty Corp.	198,620	10,217,013
E*TRADE Financial Corp.*	512,070	13,482,803
Heritage Financial Corp.	219,050	4,122,521
Hudson Pacific Properties, Inc.	265,410	7,641,154
Jones Lang LaSalle, Inc.	72,220	10,383,069
Mid-America Apartment Communities, Inc.	178,590	14,621,163
Nasdaq, Inc.	121,220	6,464,663
Pinnacle Financial Partners, Inc.	166,140	8,208,977
PrivateBancorp, Inc.	30,240	1,159,099
SEI Investments Co.	188,650	9,098,590
Signature Bank*	63,040	8,671,782
Sovran Self Storage, Inc.	70,430	6,641,549
Strategic Hotels & Resorts, Inc.*	874,120	12,054,115
SVB Financial Group*	44,440	5,134,598
Western Alliance Bancorp*	297,390	9,132,847
Total Financials		179,462,789

HEALTH CARE (16.6%)
Acadia Healthcare Co., Inc.*	147,940	9,803,984
Akorn, Inc.*	218,480	6,227,773
AMN Healthcare Services, Inc.*	398,890	11,970,689
Endo International plc*^	71,940	4,984,003
Envision Healthcare Holdings, Inc.*	344,690	12,681,145
Horizon Pharma plc*^	179,260	3,552,933

	Shares	Value
Incyte Corp.*	75,760	$8,358,601
Isis Pharmaceuticals, Inc.*	171,670	6,938,901
Jazz Pharmaceuticals plc*^	31,910	4,237,967
Medivation, Inc.*	261,890	11,130,325
MEDNAX, Inc.*	220,740	16,950,625
Natus Medical, Inc.*	277,170	10,934,356
Perrigo Co. plc^	86,720	13,638,454
The Cooper Cos., Inc.	34,620	5,153,533
Universal Health Services, Inc. Cl. B.	62,140	7,755,693
VCA, Inc.*	184,320	9,704,448
Total Health Care		144,023,430

INDUSTRIALS (15.4%)
A.O. Smith Corp.	81,320	5,301,251
Acuity Brands, Inc.	29,110	5,111,134
Apogee Enterprises, Inc.	229,390	10,242,263
Comfort Systems USA, Inc.	156,200	4,258,012
Covenant Transportation Group, Inc. Cl. A*	324,310	5,827,851
Interface, Inc.	399,670	8,968,595
JetBlue Airways Corp.*	411,110	10,594,305
Lennox International, Inc.	78,080	8,848,806
Owens Corning	188,190	7,887,043
Robert Half International, Inc.	108,700	5,561,092
Snap-On, Inc.	65,510	9,888,079
Southwest Airlines Co.	405,370	15,420,275
Steelcase, Inc. Cl. A	319,260	5,877,577
Stericycle, Inc.*	49,720	6,926,493
The Toro Co.	88,180	6,220,217
Verisk Analytics, Inc.*	110,970	8,201,793
Waste Connections, Inc.	177,580	8,626,836
Total Industrials		133,761,622

INFORMATION TECHNOLOGY (17.3%)
Avago Technologies Ltd.	57,390	7,174,324

The accompanying notes are an integral part of these financial statements.

P / 21

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Small/Mid Cap Equity Fund

continued

	Shares	Value
Cadence Design Systems, Inc.*	549,250	$11,358,490
CoStar Group, Inc.*	27,680	4,790,301
Cray, Inc.*	217,810	4,314,816
Euronet Worldwide, Inc.*	137,960	10,221,456
Fortinet, Inc.*	353,280	15,007,334
Gartner, Inc.*	63,840	5,358,091
Imperva, Inc.*	89,270	5,845,400
Lam Research Corp.	122,350	7,993,125
NetSuite, Inc.*	49,000	4,111,100
NXP Semiconductors NV*^	202,980	17,673,469
Palo Alto Networks, Inc.*	62,950	10,827,400
Proofpoint, Inc.*	118,600	7,153,952
ServiceNow, Inc.*	128,480	8,922,936
Skyworks Solutions, Inc.	80,280	6,760,379
Total System Services, Inc.	193,040	8,769,807
Tyler Technologies, Inc.*	89,680	13,390,121
Total Information Technology		149,672,501

MATERIALS (2.6%)
Headwaters, Inc.*	323,960	6,090,448
Martin Marietta Materials, Inc.	108,830	16,536,718
Total Materials		22,627,166

TELECOMMUNICATIONS SERVICES (0.7%)
RingCentral, Inc. Cl. A*	334,480	6,070,812
Total Telecommunications Services		6,070,812

UTILITIES (2.3%)
American Water Works Co., Inc.	215,810	11,886,815
Pinnacle West Capital Corp.	122,370	7,848,812
Total Utilities		19,735,627

TOTAL COMMON STOCKS
(Cost $738,043,275)	$863,340,739

SHORT TERM INVESTMENT (0.5%)
	Shares	Value
MONEY MARKET MUTUAL FUND (0.5%)
First American Government Obligations Fund Cl. Z 0.010%**	4,411,888	$4,411,888

TOTAL SHORT TERM INVESTMENT
(Cost $4,411,888)		$4,411,888

TOTAL INVESTMENTS (100.1%)
(Cost $742,455,163)	$867,752,627

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)	(1,228,372)

TOTAL NET ASSETS (100.0%)	$866,524,255

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 22

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Intermediate Fixed Income Fund

Investment Allocation as of September 30, 2015 (% of net assets)

DEBT SECURITIES (98.9%)
	Principal Amount	Value
CORPORATE BONDS (61.6%)
AUTO COMPONENTS (1.2%)
Magna International, Inc.^
3.625%, 06/15/2024	$850,000	$826,923
Total Auto Components		826,923

BANKS (19.3%)
Bank of America Corp.
5.650%, 05/01/2018	1,495,000	1,632,190
Comerica, Inc.
2.125%, 05/23/2019	205,000	204,856
Royal Bank of Canada^
2.150%, 03/15/2019	1,655,000	1,676,593
The Bank of Nova Scotia^
2.050%, 10/30/2018	2,655,000	2,678,632
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	2,500,000	2,626,315
Wachovia Corp.
5.625%, 10/15/2016	2,465,000	2,582,428
Westpac Banking Corp.^
2.000%, 08/14/2017	1,655,000	1,675,778
Total Banks		13,076,792

BEVERAGES (1.5%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	1,000,000	1,009,900
Total Beverages		1,009,900

	Principal Amount	Value
CAPITAL MARKETS (8.5%)
Ameriprise Financial, Inc.
3.700%, 10/15/2024	$1,510,000	$1,539,740
BlackRock, Inc.
5.000%, 12/10/2019	405,000	453,982
Morgan Stanley
4.750%, 03/22/2017	1,550,000	1,624,093
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	1,502,000	1,641,477
7.500%, 02/15/2019	425,000	496,967
Total Capital Markets		5,756,259

COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc.
4.450%, 01/15/2020	865,000	953,464
Total Communications Equipment		953,464

CONSUMER FINANCE (5.8%)
American Express Co.
7.000%, 03/19/2018	1,420,000	1,596,279
American Honda Finance Corp.
2.125%, 10/10/2018	660,000	667,712
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,595,000	1,652,189
Total Consumer Finance		3,916,180

DIVERSIFIED FINANCIAL SERVICES (2.9%)
General Electric Capital Corp.
5.625%, 09/15/2017	1,780,000	1,939,367
Total Diversified Financial Services		1,939,367

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier Intermediate Fixed Income Fund

continued

	Principal Amount	Value
FOOD & STAPLES RETAILING (0.5%)
Sysco Corp.
3.750%, 10/01/2025	$325,000	$328,819
Total Food & Staples Retailing		328,819

FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	750,000	831,488
Total Food Products		831,488

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Medtronic, Inc.
2.750%, 04/01/2023	130,000	127,770
Total Health Care Equipment & Supplies		127,770

HEALTH CARE PROVIDERS & SERVICES (0.9%)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	535,000	589,788
Total Health Care Providers & Services		589,788

INSURANCE (1.9%)
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,150,000	1,315,354
Total Insurance		1,315,354

MEDIA (2.1%)
Comcast Corp.
3.375%, 02/15/2025	1,440,000	1,455,817
Total Media		1,455,817

OIL, GAS & CONSUMABLE FUELS (3.9%)
Shell International Finance BV^
4.375%, 03/25/2020	595,000	653,860
Statoil ASA^
3.125%, 08/17/2017	1,285,000	1,331,289
Total Capital SA^
4.450%, 06/24/2020	605,000	668,328
Total Oil, Gas & Consumable Fuels		2,653,477

	Principal Amount	Value
PHARMACEUTICALS (1.8%)
AstraZeneca plc^
1.950%, 09/18/2019	$240,000	$242,038
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	570,000	563,788
Sanofi^
1.250%, 04/10/2018	445,000	444,271
Total Pharmaceuticals		1,250,097

REAL ESTATE (1.4%)
Simon Property Group LP
3.375%, 10/01/2024	975,000	982,155
Total Real Estate		982,155

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Texas Instruments, Inc.
2.750%, 03/12/2021	265,000	270,023
Xilinx, Inc.
3.000%, 03/15/2021	1,065,000	1,084,235
Total Semiconductors & Semiconductor Equipment		1,354,258

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.8%)
Hewlett-Packard Co.
3.000%, 09/15/2016	1,901,000	1,936,919
Total Technology, Hardware, Storage & Peripherals		1,936,919

UTILITIES (2.3%)
Southern California Edison Co.
3.875%, 06/01/2021	1,425,000	1,534,718
Total Utilities		1,534,718

TOTAL CORPORATE BONDS
(Cost $40,386,038)		$41,839,545

U.S. TREASURY NOTES (37.3%)
0.375%, 03/31/2016	900,000	901,013
0.500%, 02/28/2017	2,660,000	2,660,364
1.000%, 02/15/2018	4,330,000	4,353,875
1.375%, 02/29/2020	7,015,000	7,048,069

P / 24

	Principal Amount	Value
1.750%, 02/28/2022	$8,350,000	$8,378,215
2.000%, 02/15/2025	1,970,000	1,962,664

TOTAL U.S. TREASURY NOTES
(Cost $25,020,486)		$25,304,200

TOTAL DEBT SECURITIES
(Cost $65,406,524)		$67,143,745
	Shares
SHORT-TERM INVESTMENT (0.6%)
MONEY MARKET MUTUAL FUND (0.6%)
First American Government Obligations Fund Cl. Z 0.010%*	383,076	383,076

TOTAL SHORT-TERM INVESTMENT
(Cost $383,076)		$383,076

TOTAL INVESTMENTS (99.5%)
(Cost $65,789,600)		$67,526,821

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		329,392

TOTAL NET ASSETS (100.0%)		$67,856,213

*Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier High Yield Fund

Sector Representation as of September 30, 2015 (% of net assets)

DEBT SECURITIES (97.0%)
	Principal Amount	Value
ASSET-BACKED SECURITIES (0.9%)
SERVICES (0.9%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$483,453	$497,956
TOTAL ASSET-BACKED SECURITIES
(Cost $483,453)		497,956

CORPORATE BONDS (96.1%)
AUTOMOTIVE (7.0%)
Dana Holding Corp.
5.500%, 12/15/2024	250,000	241,875
Jack Cooper Holdings Corp.
9.250%, 06/01/2020* (Acquired 07/01/2015, Cost $234,586)	250,000	226,250
MPG Holdco I Inc.
7.375%, 10/15/2022	500,000	522,500
OPE KAG Finance Sub, Inc.
7.875%, 07/31/2023* (Acquired 07/23/2015, Cost $1,000,000)	1,000,000	1,017,500
Techniplas LLC
10.000%, 05/01/2020* (Acquired 04/24/2015, Cost $1,000,000)	1,000,000	925,000

	Principal Amount	Value
Tenneco, Inc.
6.875%, 12/15/2020	$240,000	$249,900
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	533,125
Total Automotive		3,716,150

BANKING (2.1%)
Deutsche Bank AG^
7.500%, 12/29/2049	600,000	572,250
Royal Bank of Scotland Group plc^
6.000%, 12/19/2023	500,000	533,199
Total Banking		1,105,449

BASIC INDUSTRY (13.6%)
Blue Cube Spinco, Inc.
9.750%, 10/15/2023* (Acquired 09/25/2015, Cost $250,000)	250,000	261,250
Cascades, Inc.^
5.750%, 07/15/2023* (Acquired 05/12/2015, Cost $248,750)	250,000	239,375
Consolidated Energy Financial SA^
6.750%, 10/15/2019* (Acquired 10/02/2014 and 02/10/2015, Cost $731,075)	750,000	712,500

P / 26

	Principal Amount	Value
Domtar Corp.
10.750%, 06/01/2017	$67,000	$76,339
Evolution Escrow Issuer LLC
7.500%, 03/15/2022* (Acquired 03/11/2015, Cost $250,878)	250,000	158,750
FMG Resources^
9.750%, 03/01/2022* (Acquired 04/22/2015, Cost $244,226)	250,000	233,437
Griffon Corp.
5.250%, 03/01/2022	1,250,000	1,193,750
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	900,000	769,500
Kissner Milling Co. Ltd.^
7.250%, 06/01/2019* (Acquired 05/15/2014, Cost $1,000,000)	1,000,000	945,000
Masco Corp.
5.850%, 03/15/2017	285,000	298,538
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020	1,240,000	1,311,300
TRI Pointe Holdings, Inc.
5.875%, 06/15/2024	1,000,000	985,000
Total Basic Industry		7,184,739

CAPITAL GOODS (6.2%)
Berry Plastics Escrow
6.000%, 10/15/2022* (Acquired 09/16/2015, Cost $100,000)	100,000	100,750
Bombardier, Inc.:^
6.125%, 01/15/2023* (Acquired 02/19/2015, Cost $478,876)	500,000	370,000
7.500%, 03/15/2025* (Acquired 02/27/2015, Cost $250,000)	250,000	188,750
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	260,312
General Cable Corp.
5.750%, 10/01/2022	600,000	513,000
PaperWorks Industries, Inc.
9.500%, 08/15/2019* (Acquired 06/03/2015, Cost $990,100)	1,000,000	970,000

	Principal Amount	Value
SPX FLOW, Inc.
6.875%, 09/01/2017	$250,000	$263,750
Waterjet Holdings, Inc.
7.625%, 02/01/2020* (Acquired 01/24/2014, Cost $609,456)	600,000	603,000
Total Capital Goods		3,269,562

CONSUMER CYCLICAL (2.1%)
First Cash Financial Services, Inc.
6.750%, 04/01/2021	500,000	502,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.875%, 10/01/2022* (Acquired 04/02/2015, Cost $147,563)	150,000	147,000
Serta Simmons Holdings LLC
8.125%, 10/01/2020* (Acquired 09/19/2012, Cost $250,000)	250,000	263,438
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	208,750
Total Consumer Cyclical		1,121,688

CONSUMER NON-CYCLICAL (3.6%)
Dean Foods Co.
6.500%, 03/15/2023* (Acquired 02/20/2015, Cost $503,854)	500,000	508,750
Family Tree Escrow LLC
5.750%, 03/01/2023* (Acquired 02/06/2015, Cost $250,000)	250,000	260,625
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021* (Acquired 09/13/2013, Cost $94,525)	95,000	99,037
Sirius XM Radio, Inc.
5.375%, 04/15/2025* (Acquired 03/03/2015, Cost $500,000)	500,000	478,750
Vector Group Ltd.
7.750%, 02/15/2021	500,000	530,563
Total Consumer Non-Cyclical		1,877,725

The accompanying notes are an integral part of these financial statements.

P / 27

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier High Yield Fund

continued

	Principal Amount	Value
ENERGY (18.2%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	$250,000	$231,609
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,030,000
Antero Resources Corp.
5.625%, 06/01/2023* (Acquired 03/03/2015, Cost $500,000)	500,000	441,250
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	1,100,000	995,500
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	374,060
Ferrellgas LP / Ferrellgas Finance Corp.
6.750%, 06/15/2023* (Acquired 06/02/2015, Cost $200,000)	200,000	183,000
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 10/01/2025* (Acquired 05/20/2015, Cost $500,000)	500,000	442,500
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	395,000
Parker Drilling Co.
7.500%, 08/01/2020	300,000	247,500
Plains Exploration & Production Co.
6.750%, 02/01/2022	163,000	143,481
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	486,250
Sabine Pass LNG LP
6.500%, 11/01/2020	1,000,000	972,500
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,000,000	935,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018* (Acquired 10/10/2012, Cost $1,000,000)	1,000,000	785,000
SM Energy Co.
6.500%, 11/15/2021	300,000	286,500

	Principal Amount	Value
Tesoro Corp.
5.375%, 10/01/2022	$1,000,000	$985,000
Transocean, Inc.:^
2.500%, 10/15/2017	250,000	226,875
6.000%, 03/15/2018	500,000	460,000
Total Energy		9,621,025

FINANCIAL SERVICES (15.1%)
Aircastle Ltd.:^
5.125%, 03/15/2021	1,000,000	1,005,000
5.500%, 02/15/2022	250,000	253,125
Alliance Data Systems Corp.
6.375%, 04/01/2020* (Acquired 03/22/2012 and 12/13/2012, Cost $254,742)	250,000	255,312
Credit Acceptance Corp.
7.375%, 03/15/2023* (Acquired 03/25/2015, Cost $498,125)	500,000	512,500
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	800,625
8.250%, 12/15/2020	150,000	175,875
Jefferies Finance LLC / JFIN Co-Issuer Corp.:
7.375%, 04/01/2020* (Acquired 03/19/2013, Cost $1,008,693)	1,000,000	968,800
7.500%, 04/15/2021* (Acquired 10/08/2014, Cost $1,000,000)	1,000,000	938,750
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	986,875
Navient Corp.
5.500%, 01/25/2023	800,000	636,496
NewStar Financial, Inc.
7.250%, 05/01/2020* (Acquired 04/17/2015, Cost $1,000,000)	1,000,000	998,750
Ocwen Financial Corp.
7.125%, 05/15/2019* (Acquired 05/07/2014, Cost $500,000)	500,000	450,000
Total Financial Services		7,982,108

P / 28

	Principal Amount	Value
HEALTH CARE (2.0%)
HealthSouth Corp.:
7.750%, 09/15/2022	$779,000	$813,081
5.750%, 09/15/2025* (Acquired 09/11/2015, Cost $250,000)	250,000	243,125
Total Health Care		1,056,206

MEDIA (3.1%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	418,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	104,125
Cenveo Corp.
6.000%, 08/01/2019* (Acquired 06/19/2014, 11/06/2014 and 02/17/2015, Cost $727,570)	750,000	633,750
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022* (Acquired 03/28/2014 and 06/23/2014, Cost $500,829)	500,000	486,250
Total Media		1,642,125

SERVICES (6.0%)
Ashtead Capital, Inc.
5.625%, 10/01/2024* (Acquired 09/10/2014, Cost $200,000)	200,000	200,000
ATS Automation Tooling Systems, Inc.^
6.500%, 06/15/2023* (Acquired 06/12/2015, Cost $250,000)	250,000	251,250
Cinemark USA, Inc.
4.875%, 06/01/2023	350,000	335,562
DigitalGlobe, Inc.
5.250%, 02/01/2021	590,000	561,975
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	260,375

	Principal Amount	Value
MGM Resorts International
7.750%, 03/15/2022	$1,000,000	$1,068,750
United Rentals North America, Inc.
5.750%, 11/15/2024	500,000	481,250
Total Services		3,159,162

TECHNOLOGY & ELECTRONICS (6.3%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	500,000	326,250
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	667,625
Brightstar Corp.
7.250%, 08/01/2018* (Acquired 07/26/2013, Cost $989,730)	1,000,000	1,047,500
CommScope Holding Co., Inc.
6.000%, 06/15/2025* (Acquired 05/28/2015, Cost $500,000)	500,000	480,940
Nokia Corp.^
5.375%, 05/15/2019	500,000	528,125
Zebra Technologies Corp.
7.250%, 10/15/2022* (Acquired 02/06/2015, Cost $266,649)	250,000	266,875
Total Technology & Electronics		3,317,315

TELECOMMUNICATION SERVICES (9.8%)
Cable One, Inc.
5.750%, 06/15/2022* (Acquired 06/03/2015, Cost $250,000)	250,000	247,000
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	93,437
Frontier Communications Corp.:
8.500%, 04/15/2020	500,000	487,500
9.250%, 07/01/2021	250,000	241,690
6.875%, 01/15/2025	250,000	198,437
11.000%, 09/15/2025* (Acquired 09/11/2015, Cost $1,000,000)	1,000,000	970,000
GCI, Inc.
6.750%, 06/01/2021	96,000	98,160
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	230,313

The accompanying notes are an integral part of these financial statements.

P / 29

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier High Yield Fund

continued

	Principal Amount	Value
Level 3 Communications, Inc.
5.750%, 12/01/2022	$500,000	$491,875
Sprint Capital Corp.
6.875%, 11/15/2028	575,000	414,000
T-Mobile USA, Inc.:
6.250%, 04/01/2021	250,000	249,750
6.500%, 01/15/2024	500,000	485,938
Windstream Corp.:
7.875%, 11/01/2017	250,000	260,157
7.500%, 06/01/2022	250,000	189,688
Zayo Group LLC
10.125%, 07/01/2020	488,000	530,700
Total Telecommunication Services		5,188,645

UTILITIES (1.0%)
NRG Energy, Inc.:
6.250%, 07/15/2022	100,000	91,500
6.625%, 03/15/2023	250,000	231,250
The AES Corp.
7.375%, 07/01/2021	200,000	208,500
Total Utilities		531,250

TOTAL CORPORATE BONDS
(Cost $53,072,681)		$50,773,149

TOTAL DEBT SECURITIES
(Cost $53,556,134)		$51,271,105

COMMON STOCKS (0.3%)
	Shares
ENERGY (0.3%)
Calumet Specialty Products Partners LP	5,500	133,540
Total Energy		133,540

TOTAL COMMON STOCKS
(Cost $135,630)		$133,540

SHORT-TERM INVESTMENT (1.4%)
	Shares	Value
MONEY MARKET MUTUAL FUND (1.4%)
First American Government Obligations Fund Cl. Z 0.010%**	732,389	$732,389

TOTAL SHORT-TERM INVESTMENT
(Cost $732,389)		$732,389

TOTAL INVESTMENTS (98.7%)
(Cost $54,424,153)		$52,137,034

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		698,694

TOTAL NET ASSETS (100.0%)		$52,835,728

*Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2015, the value of these securities totaled $19,511,714 or 36.9% of the Fund’s net assets.

**Rate quoted is seven-day yield period end.

^U.S. Dollar denominated foreign security.

Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

P / 30

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier International Discovery Fund

Sector Representation as of September 30, 2015 (% of net assets)

COMMON STOCKS (92.0%)
	Shares	Value
AUSTRALIA (0.9%)
Domino’s Pizza Enterprises Ltd.	25,140	$715,059
Total Australia		715,059

AUSTRIA (1.2%)
ams AG	11,060	412,655
Wienerberger AG	34,030	599,634
Total Austria		1,012,289

BELGIUM (0.5%)
Melexis NV	8,310	384,954
Total Belgium		384,954

BRAZIL (0.5%)
Raia Drogasil SA	37,400	368,953
Total Brazil		368,953

CANADA (3.4%)
Canadian Apartment Properties	36,300	771,970
Dollarama, Inc.	28,940	1,954,561
Total Canada		2,726,531

CHINA (1.5%)
China Biologic Products, Inc.*	4,780	429,340
CT Environmental Group Ltd.	1,310,000	411,643

	Shares	Value
Xinyi Solar Holdings Ltd.	1,130,000	$387,806
Total China		1,228,789

DENMARK (5.9%)
Chr. Hansen Holdings A/S	12,250	685,174
DSV A/S	15,980	597,124
Jyske Bank A/S*	9,730	538,348
Pandora A/S	11,290	1,318,887
Royal Unibrew A/S	27,350	1,024,022
Sydbank A/S	16,250	618,506
Total Denmark		4,782,061

FINLAND (1.8%)
Amer Sports OYJ	23,360	594,181
Huhtamaki OYJ	16,380	500,556
Metsa Board OYJ	65,200	367,639
Total Finland		1,462,376

FRANCE (6.5%)
Eurofins Scientific SA	2,745	844,118
Ingenico Group SA	16,020	1,935,809
Orpea	21,400	1,702,700
Teleperformance	9,880	749,673
Total France		5,232,300

GERMANY (8.3%)
Norma Group SE	8,980	441,635
Rheinmetall AG	9,160	563,241

The accompanying notes are an integral part of these financial statements.

P / 31

SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)

Rainier International Discovery Fund

continued

	Shares	Value
Sixt SE	17,550	$855,597
Stroeer Media SE	35,090	2,068,201
United Internet AG	25,710	1,303,463
Wirecard AG	16,623	795,949
Zalando SE*	19,500	645,808
Total Germany		6,673,894

HONG KONG (3.0%)
Samsonite International SA	150,750	492,633
Techtronic Industries Co.	528,500	1,970,277
Total Hong Kong		2,462,910

INDIA (3.9%)
Aurobindo Pharma Ltd.	78,030	917,110
Indiabulls Housing Finance Ltd.	44,230	536,603
Indusind Bank Ltd.	40,870	588,226
Page Industries Ltd.	2,750	556,488
Torrent Pharmaceuticals Ltd.	23,180	531,452
Total India		3,129,879

IRELAND (1.7%)
Greencore Group plc	139,780	578,079
Kingspan Group plc	33,660	813,492
Total Ireland		1,391,571

ISRAEL (0.5%)
CyberArk Software Ltd.*	8,610	431,705
Total Israel		431,705

ITALY (4.3%)
Brembo SpA	13,710	530,395
FinecoBank SpA	146,450	973,251
Moncler SpA	32,280	578,062
Prysmian SpA	40,530	837,731
Salvatore Ferragamo SpA	19,640	523,839
Total Italy		3,443,278

JAPAN (18.9%)
Alps Electric Co. Ltd.	28,900	816,137
Asahi Intecc Co. Ltd.	22,400	807,356
ASICS Corp.	23,600	562,487
Calbee, Inc.	26,600	860,776
COOKPAD, Inc.	42,000	886,652

	Shares	Value
Ezaki Glico Co. Ltd.	19,600	$905,810
GMO Payment Gateway, Inc.	30,100	1,164,490
Hoshizaki Electric Co. Ltd.	9,200	644,888
Kose Corp.	6,800	620,631
M3, Inc.	48,000	953,895
MonotaRO Co. Ltd.	19,000	435,265
Next Co. Ltd.	105,900	837,648
Pigeon Corp.	55,100	1,287,457
Ryohin Keikaku Co. Ltd.	2,600	529,383
Seria Co. Ltd.	17,600	868,486
Suruga Bank Ltd.	52,500	976,890
Temp Holdings Co. Ltd.	11,700	534,645
Tsuruha Holdings, Inc.	6,200	534,305
Zenkoku Hosho Co. Ltd.	30,600	1,015,651
Total Japan		15,242,852

JORDAN (0.6%)
Hikma Pharmaceuticals plc	14,980	517,464
Total Philippines		517,464

NETHERLANDS (4.4%)
Euronext NV	30,890	1,317,646
Koninklijke Wessanen NV	119,700	1,266,033
USG People NV	69,910	957,254
Total Netherlands		3,540,933

PHILIPPINES (1.3%)
Universal Robina Corp.	259,020	1,064,960
Total Philippines		1,064,960

SINGAPORE (0.7%)
Raffles Medical Group Ltd.	186,000	590,952
Total Singapore		590,952

SPAIN (1.9%)
Bankinter SA	81,240	598,513
NH Hotel Group SA*	171,710	922,479
Total Spain		1,520,992

SWEDEN (1.8%)
Avanza Bank Holding AB	19,500	800,391
Hexpol AB	62,540	699,434
Total Sweden		1,499,825

P / 32

	Shares	Value
SWITZERLAND (3.6%)
U-Blox AG	5,590	$1,126,016
Vontobel Holding AG	19,370	981,516
Wizz Air Holdings plc*	26,270	815,681
Total Switzerland		2,923,213

TAIWAN (3.6%)
Eclat Textile Co. Ltd.	81,390	1,292,370
Makalot Industrial Co. Ltd.	72,134	595,271
PChome Online, Inc.	37,424	406,912
Poya Co. Ltd.	63,390	632,445
Total Taiwan		2,926,998

THAILAND (1.2%)
Bumrungrad Hospital PCL – NVDR	73,500	438,154
Krungthai Card PCL	194,700	503,997
Total Thailand		942,151

UNITED KINGDOM (10.1%)
Ashtead Group plc	31,560	446,307
Cineworld Group plc	82,930	697,418
Close Brothers Group plc	30,820	697,111
Crest Nicholson Holdings plc	107,030	926,443
Eros International plc*	17,470	475,009
Hays plc	398,170	925,506
OneSavings Bank plc	152,540	900,172
Pets at Home Group plc	174,550	728,810
St. James’s Place plc	36,390	468,343
Ted Baker plc	23,720	1,151,450
Virgin Money Holdings plc	122,730	718,663
Total United Kingdom		8,135,232

TOTAL COMMON STOCKS
(Cost $66,781,016)		$74,352,121

RIGHTS (0.0%)
TAIWAN (0.0%)
PChome Online, Inc.	2,129	1,398

TOTAL RIGHTS
(Cost $ –)		$1,398

SHORT TERM INVESTMENTS (8.4%)
MONEY MARKET MUTUAL FUNDS (8.4%)
First American Government Obligations Fund Cl. Z 0.010%**	3,881,000	3,881,000

	Shares	Value
First American Treasury Obligations Fund Cl. Z 0.000%**	2,938,229	$2,938,229

TOTAL SHORT TERM INVESTMENTS
(Cost $6,819,229)	$6,819,229

TOTAL INVESTMENTS (100.4%)
(Cost $73,600,245)	$81,172,748

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)	(340,743)

TOTAL NET ASSETS (100.0%)	$80,832,005

Sector Diversification	Percentage
Consumer Discretionary	27.4%
Financials	16.1%
Industrials	12.7%
Information Technology	12.4%
Consumer Staples	10.5%
Health Care	9.6%
Materials	2.8%
Utilities	0.5%

TOTAL PORTFOLIO	92.0%

SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF OTHER ASSETS	8.0%

TOTAL NET ASSETS	100.0%

NVDR - Non-Voting Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

Securities are classified by country of major operations.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 33

Statements of Assets and Liabilities

Rainier Funds

September 30, 2015 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
ASSETS
Investments in securities, at cost (Note 2)	$158,727,442	$543,122,932

Investment in securities, at value (Note 2)	$201,090,245	$629,064,659
Cash	90	26,461
Cash, denominated in foreign currency (cost $42,569)
Receivables
Investment securities sold	702,199	14,104,176
Dividends and interest	67,210	231,893
Fund shares sold	88,557	464,800
Due from Adviser (Note 3)	11,881	56,997
Foreign tax reclaims	11,562	1,229
Prepaid expenses	25,972	30,574

Total Assets	201,997,716	643,980,789

LIABILITIES
Payables
Investment securities purchased	965,657	11,228,519
Fund shares redeemed	897,520	707,583
Distributions to shareholders	–	–
Due to Investment Adviser (Note 3)	118,814	455,820
Due under Distribution Plan – Original Shares (Note 7)	20,611	16,858
Accrued expenses	89,486	297,103
Deferred trustees compensation (Note 3)	346,712	158,670

Total Liabilities	2,438,800	12,864,553

Net assets	$199,558,916	$631,116,236

COMPONENTS OF NET ASSETS
Paid-in capital	$108,003,063	$463,429,776
Accumulated undistributed net investment loss	(440,939)	(2,914,161)
Accumulated undistributed net realized gain (loss) on investments	49,634,038	84,658,894
Net unrealized appreciation (depreciation) on:
Investments	42,362,803	85,941,727
Foreign currency	(49)	–

Net assets	$199,558,916	$631,116,236

Original shares
Net assets applicable to shares outstanding	$96,656,901	$78,376,377
Shares outstanding	4,118,954	1,590,702
Net asset value, offering and redemption price per share	$23.47	$49.27

Institutional shares
Net assets applicable to shares outstanding	$102,902,015	$552,739,859
Shares outstanding	4,303,443	10,886,901
Net asset value, offering and redemption price per share	$23.91	$50.77

Class A shares
Net assets applicable to shares outstanding	–	–
Shares outstanding	–	–
Net asset value, offering and redemption price per share	–	–
Maximum offering price per share	–	–

The accompanying notes are an integral part of these financial statements.

P / 34

SMALL/MID CAP EQUITY FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$742,455,163	$65,789,600	$54,424,153	$73,600,245

$867,752,627	$67,526,821	$52,137,034	$81,172,748
153	1,572	110,525	784
			42,126

21,541,513	–	–	524,558
309,847	388,444	1,043,320	47,989
160,578	19,282	–	1,121,535
–	10,958	5,542	4,997
1,690	–	–	32,340
22,426	24,221	14,173	15,367

889,788,834	67,971,298	53,310,594	82,962,444

19,902,529	–	361,659	1,997,931
1,626,200	1,288	2,539	20,121
–	162	54,484	–
635,611	27,590	24,302	62,235
109,715	3,557	456	3,440
317,768	16,550	20,008	44,086
672,756	65,938	11,418	2,626

23,264,579	115,085	474,866	2,130,439

$866,524,255	$67,856,213	$52,835,728	$80,832,005

$624,590,273	$65,452,941	$55,862,007	$72,512,713
(6,093,486)	(60,301)	(834)	(86,523)
122,730,004	726,352	(738,326)	835,957

125,297,464	1,737,221	(2,287,119)	7,572,503
–	–	–	(2,645)

$866,524,255	$67,856,213	$52,835,728	$80,832,005

$512,999,522	$43,960,318	$2,184,020	–
12,246,632	3,439,400	197,906	–
$41.89	$12.78	$11.04	–

$353,524,733	$23,895,895	$50,651,708	$61,296,423
8,073,889	1,869,188	4,602,160	3,881,576
$43.79	$12.78	$11.01	$15.79

–	–	–	$19,535,582
–	–	–	1,242,619
–	–	–	$15.72
–	–	–	$16.68

The accompanying notes are an integral part of these financial statements.

P / 35

Statements of Operations

Rainier Funds

For the six months ending September 30, 2015 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $999 and $2,894, $3,695, $0, $0, $59,506 respectively	$1,106,545	$2,524,346
Interest	90	489

Total Income	1,106,635	2,524,835

Expenses
Investment advisory fees (Note 3)	881,690	3,318,801
Sub-transfer agent fees	131,650	608,111
Distribution fees – Original/A shares (Note 7)	140,484	116,065
Administration fees* (Note 3)	62,366	193,309
Trustee fees** (Note 3)	(5,893)	43,734
Registration expense	28,307	36,515
Reports to shareholders	12,041	72,690
Compliance fees	7,840	26,054
Audit fees	11,793	30,760
Legal fees	2,862	7,593
Tax service fees	–	–
Interest expense (Note 2)	–	–
Miscellaneous expense	21,904	55,932

Total expenses	1,295,044	4,509,564
Less: fees waived and expenses absorbed (Note 3)	(88,169)	(211,432)

Net expenses	1,206,875	4,298,132

Net investment income (loss)	(100,240)	(1,773,297)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	32,247,872	66,632,325
Foreign currency	(33)	–
Net change in unrealized appreciation/depreciation on:
Investments	(46,592,186)	(121,720,763)
Foreign currency	7	–

Net realized and unrealized gain/(loss) on investments	(14,344,340)	(55,088,438)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,444,580)	$(56,861,735)

*Includes administrator, transfer agent, fund accounting and custody fees.

**Amount may be negative due to change in value of accrued deferred compensation.

^Net of foreign tax withholding of $1,706.

The accompanying notes are an integral part of these financial statements.

P / 36

SMALL/MID CAP EQUITY FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$2,696,089	$ –	$ –	$428,976
293	863,438	1,731,968	99

2,696,382	863,438	1,731,968	429,075

4,429,653	170,140	150,386	301,578
497,415	4,517	6,065	10,169
727,713	14,011	2,823	13,153
258,005	16,845	13,631	50,144
23,262	(163)	2,316	2,312
28,403	25,249	14,118	17,530
38,458	1,451	1,532	1,649
34,550	2,104	1,864	2,145
30,256	10,944	8,001	8,140
10,872	1,393	375	242
–	–	–	11,384
332	–	–	–
72,260	5,923	3,502	2,819

6,151,179	252,414	204,613	421,265
–	(75,770)	(24,060)	(31,164)

6,151,179	176,644	180,553	390,101

(3,454,797)	686,794	1,551,415	38,974

84,332,578	134,393	(129,599)	1,006,401 ^
–	–	–	(34,105)

(154,585,467)	(666,186)	(3,202,985)	(972,474)
–	–	–	797

(70,252,889)	(531,793)	(3,332,584)	619

$(73,707,686)	$155,001	$(1,781,169)	$39,593

The accompanying notes are an integral part of these financial statements.

P / 37

Statements of Changes in Net Assets

Rainier Funds

September 30, 2015 (Unaudited)

	LARGE CAP EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2015	FISCAL YEAR ENDING MARCH 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(100,240)	$66,102
Net realized gain (loss) on investments and foreign currency	32,247,839	109,635,271
Net change in unrealized appreciation/ depreciation on investments and foreign currency	(46,592,179)	(54,993,461)

Increase (decrease) in net assets resulting from operations	(14,444,580)	54,707,912

Distributions to shareholders
From net investment income
Original shares	–	–
Institutional shares	–	(21,910)
From net realized gain on investments sold
Original shares	–	(31,185,667)
Institutional shares	–	(54,996,426)

Decrease in net assets from distributions	–	(86,204,003)

Capital share transactions
Proceeds from shares sold
Original shares	5,001,267	9,760,204
Institutional shares	7,503,204	48,991,553
Proceeds from shares reinvested
Original shares	–	30,779,782
Institutional shares	–	54,740,587
Cost of shares redeemed
Original shares	(26,034,348)	(66,135,084)
Institutional shares	(123,715,254)	(254,522,532)

Net (decrease) from capital share transactions	(137,245,131)	(176,385,490)

Net decrease in net assets	(151,689,711)	(207,881,581)

NET ASSETS
Beginning of Year	351,248,627	559,130,208

End of Year	$199,558,916	$351,248,627

Accumulated undistributed net investment gain/(loss)	$(440,939)	$(340,699)

Original shares
Shares sold	194,925	340,360
Shares issued on reinvestment of distributions	–	1,292,182
Shares redeemed	(1,024,152)	(2,220,489)

Net increase/(decrease) in shares outstanding	(829,227)	(587,947)

Institutional shares
Shares sold	290,996	1,695,229
Shares issued on reinvestment of distributions	–	2,261,073
Shares redeemed	(4,702,737)	(8,498,146)

Net increase/(decrease) in shares outstanding	(4,411,741)	(4,541,844)

The accompanying notes are an integral part of these financial statements.

P / 38

MID CAP EQUITY FUND		SMALL/MID CAP EQUITY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2015	FISCAL YEAR ENDING MARCH 31, 2015	SIX MONTHS ENDING SEPTEMBER 30, 2015	FISCAL YEAR ENDING MARCH 31, 2015

$(1,773,297)	$(4,489,769)	$(3,454,797)	$(9,534,004)
66,632,325	83,731,508	84,332,578	147,716,880
(121,720,763)	39,282,831	(154,585,467)	(15,638,047)

(56,861,735)	118,524,570	(73,707,686)	122,544,829

–	–	–	–
–	–	–	–

–	(12,352,505)	–	(91,705,817)
–	(83,801,725)	–	(90,880,427)

–	(96,154,230)	–	(182,586,244)

4,589,168	27,640,294	24,956,216	49,574,665
58,850,788	186,554,869	16,665,323	69,425,446

–	12,167,164	–	90,158,069
–	83,539,214	–	90,709,188

(19,671,710)	(79,319,353)	(79,382,239)	(267,339,008)
(324,697,592)	(287,143,763)	(303,190,524)	(421,422,864)

(280,929,346)	(56,561,575)	(340,951,224)	(388,894,504)

(337,791,081)	(34,191,235)	(414,658,910)	(448,935,919)

968,907,317	1,003,098,552	1,281,183,165	1,730,119,084

$631,116,236	$968,907,317	$866,524,255	$1,281,183,165

$(2,914,161)	$(1,140,864)	$(6,093,486)	$(2,638,689)

86,318	530,018	557,769	1,041,969
–	248,868	–	2,209,756
(370,262)	(1,495,013)	(1,760,831)	(5,627,255)

(283,944)	(716,127)	(1,203,062)	(2,375,530)

1,073,882	3,395,139	351,797	1,444,767
–	1,661,811	–	2,132,327
(5,873,613)	(5,263,339)	(6,532,022)	(8,322,630)

(4,799,731)	(206,389)	(6,180,225)	(4,745,536)

The accompanying notes are an integral part of these financial statements.

P / 39

Statements of Changes in Net Assets

Rainier Funds

September 30, 2015 (Unaudited)

	INTERMEDIATE FIXED INCOME FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2015	FISCAL YEAR ENDING MARCH 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$686,794	$1,810,592
Net realized gain (loss) on investments and foreign currency	134,393	1,398,656
Net change in unrealized appreciation/depreciation on investments and foreign currency	(666,186)	(587,902)

Increase (decrease) in net assets resulting from operations	155,001	2,621,346

Distributions to shareholders
From net investment income
Original shares	(456,966)	(1,790,658)
Institutional shares	(232,956)	(23,739)
Class A shares	–	–
From net realized gain on investments sold
Original shares	–	(960,148)
Institutional shares	–	–
Class A shares	–	–

Decrease in net assets from distributions	(689,922)	(2,774,545)

Capital share transactions
Proceeds from shares sold
Original shares	3,241,123	16,565,937
Institutional shares	14,413,561	11,168,461
Class A shares	–	–
Proceeds from shares reinvested
Original shares	455,836	2,746,732
Institutional shares	232,956	23,739
Class A shares	–	–
Cost of shares redeemed
Original shares	(19,481,569)	(65,953,284)
Institutional shares	(1,822,031)	–
Class A shares	–	–

Net (decrease) from capital share transactions	(2,960,124)	(35,448,415)

Net decrease in net assets	(3,495,045)	(35,601,614)

NET ASSETS
Beginning of Year	71,351,258	106,952,872

End of Year	$67,856,213	$71,351,258

Accumulated undistributed net investment gain/(loss)	$(60,301)	$(57,173)

Original shares
Shares sold	254,255	1,275,270
Shares issued on reinvestment of distributions	35,696	213,092
Shares redeemed	(1,520,110)	(5,098,294)

Net increase/(decrease) in shares outstanding	(1,230,159)	(3,609,932)

Institutional shares
Shares sold	1,124,938	866,982
Shares issued on reinvestment of distributions	18,258	1,843
Shares redeemed	(142,833)	–

Net increase/(decrease) in shares outstanding	1,000,363	868,825

Class A shares
Shares sold	–	–
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase in shares outstanding	–	–

The accompanying notes are an integral part of these financial statements.

P / 40

HIGH YIELD FUND		INTERNATIONAL DISCOVERY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2015	FISCAL YEAR ENDING MARCH 31, 2015	SIX MONTHS ENDING SEPTEMBER 30, 2015	FISCAL YEAR ENDING MARCH 31, 2015

$1,551,415	$2,910,250	$38,974	$91,677
(129,599)	(127,374)	972,296	802,943
(3,202,985)	(1,890,197)	(971,677)	883,772

(1,781,169)	892,679	39,593	1,778,392

(60,179)	(90,268)	–	–
(1,501,762)	(2,819,898)	–	(22,299)
–	–	–	–

–	(28,943)	–	–
–	(699,738)	–	(1,751,766)
–	–	–	(160,703)

(1,561,941)	(3,638,847)	–	(1,934,768)

78,005	2,291,746	–	–
742,787	9,147,962	25,022,583	20,920,320
–	–	17,438,510	2,112,149

60,179	119,211	–	–
1,139,190	2,660,002	–	1,287,236
–	–	–	149,201

(90,504)	(96,803)	–	–
(584,449)	(3,842,769)	(4,286,907)	(12,007,750)
–	–	(1,795,757)	(1,152,232)

1,345,208	10,279,349	36,378,429	11,308,924

(1,997,902)	7,533,181	36,418,022	11,152,548

54,833,630	47,300,449	44,413,983	33,261,435

$52,835,728	$54,833,630	$80,832,005	$44,413,983

$(834)	$9,692	$(86,523)	$(125,497)

6,729	185,248	–	–
5,232	10,049	–	–
(7,794)	(8,176)	–	–

4,167	187,121	–	–

64,611	755,299	1,544,246	1,370,272
99,303	223,037	–	92,540
(50,420)	(321,544)	(265,550)	(806,007)

113,494	656,792	1,278,696	656,805

–	–	1,092,368	140,303
–	–	–	10,749
–	–	(112,312)	(77,330)

–	–	980,056	73,722

The accompanying notes are an integral part of these financial statements.

P / 41

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the year

LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$25.87		$29.84	$29.18	$27.60	$26.67	$22.85

Income (loss) from investment operations:
Net investment income (loss)	0.00	§*	0.03 *	0.02 *	0.18 *	0.07 *	0.09 *

Net realized and unrealized gain/(loss) on investments	(1.96)		3.75	5.76	2.01	0.95	3.85

Total from investment operations	(1.96)		3.78	5.78	2.19	1.02	3.94

Less distributions:
From net investment income	–		0.00 §	(0.16)	(0.18)	(0.09)	(0.12)

From net realized gains	–		(7.75)	(4.96)	(0.43)	–	–

Total distributions	–		(7.75)	(5.12)	(0.61)	(0.09)	(0.12)

Net asset value, end of year	$23.91		$25.87	$29.84	$29.18	$27.60	$26.67

Total return	(7.58	%)†	14.45%	20.42%	8.13%	3.91%	17.31%

Ratios/supplemental data:
Net assets, end of year (in millions)	$102.9		$225.4	$395.6	$458.3	$567.7	$821.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.89	%‡	0.92%	0.90%	0.94%	0.92%	0.90%

After fees waived and expenses absorbed	0.82	%‡	0.84%	0.83%	0.92%	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.03	%‡	0.10%	0.07%	0.67%	0.28%	0.37%

Portfolio turnover rate**	24.50	%†	76.67%	81.53%	84.93%	85.70%	74.09%

†Not annualized.

‡Annualized.

§Amount is less than $0.01 per share.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 42

Rainier Funds

For a capital share outstanding throughout the year

LARGE CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$25.43		$29.53	$28.91	$27.33	$26.44	$22.69

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)*	(0.05)*	(0.06)*	0.09 *	0.01 *	0.03 *

Net realized and unrealized gain/(loss) on investments	(1.93)		3.70	5.70	2.01	0.95	3.82

Total from investment operations	(1.96)		3.65	5.64	2.10	0.96	3.85

Less distributions:
From net investment income	–		–	(0.06)	(0.09)	(0.07)	(0.10)

From net realized gains	–		(7.75)	(4.96)	(0.43)	–	–

Total distributions	–		(7.75)	(5.02)	(0.52)	(0.07)	(0.10)

Net asset value, end of year	$23.47		$25.43	$29.53	$28.91	$27.33	$26.44

Total return	(7.71	%)†	14.12%	20.09%	7.82%	3.67%	16.98%

Ratios/supplemental data:
Net assets, end of year (in millions)	$96.7		$125.8	$163.5	$189.0	$343.7	$540.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.20	%‡	1.19%	1.19%	1.20%	1.17%	1.15%

After fees waived and expenses absorbed	1.13	%‡	1.12%	1.12%	1.18%	n/a	n/a

Ratio of net investment income/(loss) to average net assets, after fees waived and expenses absorbed	(0.22	%)‡	(0.16%)	(0.20%)	0.35%	0.02%	0.12%

Portfolio turnover rate**	24.50	%†	76.67%	81.53%	84.93%	85.70%	74.09%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 43

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$55.34		$54.44	$49.38	$45.32	$43.98	$33.78

Income (loss) from investment operations:
Net investment loss	(0.12	)*	(0.23)*	(0.21)*	(0.08)*	(0.01)*	(0.11)

Net realized and unrealized gain/(loss) on investments	(4.45)		6.69	10.06	4.14	1.35	10.31

Total from investment operations	(4.57)		6.46	9.85	4.06	1.34	10.20

Less distributions:

From net realized gains	–		(5.56)	(4.79)	–	–	–

Total distributions	–		(5.56)	(4.79)	–	–	–

Net asset value, end of year	$50.77		$55.34	$54.44	$49.38	$45.32	$43.98

Total return	(8.28	%)†	12.90%	20.57%	8.96%	3.05%	30.20%

Ratios/supplemental data:
Net assets, end of year (in millions)	$552.7		$868.1	$865.2	$732.4	$672.5	$467.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.13	%‡	1.11%	1.10%	1.10%	1.06%	1.05%

After fees waived and expenses absorbed	1.07	%‡	1.06%	1.05%	1.09%	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.42	%)‡	(0.42%)	(0.41%)	(0.19%)	(0.35%)	(0.34%)

Portfolio turnover rate**	68.78	%†	137.02%	149.80%	131.10%	127.86%	110.64%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 44

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$53.78		$53.21	$48.50	$44.62	$43.42	$33.43

Income (loss) from investment operations:
Net investment loss	(0.18	)*	(0.38)*	(0.37)*	(0.20)*	(0.13)*	(0.21)

Net realized and unrealized gain/(loss) on investments	(4.33)		6.51	9.87	4.08	1.33	10.20

Total from investment operations	(4.51)		6.13	9.50	3.88	1.20	9.99

Less distributions:

From net realized gains	–		(5.56)	(4.79)	–	–	–

Total distributions	–		(5.56)	(4.79)	–	–	–

Net asset value, end of year	$49.27		$53.78	$53.21	$48.50	$44.62	$43.42

Total return	(8.40	%)†	12.57%	20.21%	8.70%	2.76%	29.88%

Ratios/supplemental data:
Net assets, end of year (in millions)	$78.4		$100.8	$137.8	$210.2	$276.6	$466.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37	%‡	1.36%	1.34%	1.35%	1.31%	1.30%

After fees waived and expenses absorbed	1.35	%‡	1.35%	1.35%	1.35%	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.68	%)‡	(0.71%)	(0.72%)	(0.47%)	(0.65%)	(0.59%)

Portfolio turnover rate**	68.78	%†	137.02%	149.80%	131.10%	127.86%	110.64%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 45

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$47.20		$50.43	$41.77	$37.93	$36.54	$28.22

Income (loss) from investment operations:
Net investment loss	(0.12	)*	(0.26)*	(0.19)*	(0.09)*	(0.16)*+	(0.13)

Net realized and unrealized gain/(loss) on investments	(3.29)		4.32	9.32	3.93	1.55	8.45

Total from investment operations	(3.41)		4.06	9.13	3.84	1.39	8.32

Less distributions:

From net realized gains	–		(7.29)	(0.47)	–	–	–

Total distributions	–		(7.29)	(0.47)	–	–	–

Net asset value, end of year	$43.79		$47.20	$50.43	$41.77	$37.93	$36.54

Total return	(7.25	%)†	9.64%	21.92%	10.12%	3.80%	29.48%

Ratios/supplemental data:
Net assets, end of year (in millions)	$353.5		$672.8	$958.2	$1,055.6	$1,291.3	$1,445.2

Ratio of expenses to average net assets:	1.00	%‡	1.03%	1.01%	1.02%	1.01%	0.99%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.50	%)‡	(0.53%)	(0.42%)	(0.23%)	(0.47%)	(0.39%)

Portfolio turnover rate**	68.50	%†	133.58%	139.65%	121.29%	110.71%	112.96%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 46

Rainier Funds

For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$45.23		$48.78	$40.54	$36.91	$35.65	$27.60

Income (loss) from investment operations:
Net investment loss	(0.18	)*	(0.38)*	(0.32)*	(0.19)*	(0.25)*+	(0.23)

Net realized and unrealized gain/(loss) on investments	(3.16)		4.12	9.03	3.82	1.51	8.28

Total from investment operations	(3.34)		3.74	8.71	3.63	1.26	8.05

Less distributions:

From net realized gains	–		(7.29)	(0.47)	–	–	–

Total distributions	–		(7.29)	(0.47)	–	–	–

Net asset value, end of year	$41.89		$45.23	$48.78	$40.54	$36.91	$35.65

Total return	(7.41	%)†	9.29%	21.55%	9.83%	3.53%	29.17%

Ratios/supplemental data:
Net assets, end of year (in millions)	$513.0		$608.3	$771.9	$1,091.5	$1,302.9	$1,781.6

Ratio of expenses to average net assets:	1.33	%‡	1.33%	1.32%	1.29%	1.26%	1.24%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.79	%)‡	(0.81%)	(0.73%)	(0.52%)	(0.74%)	(0.65%)

Portfolio turnover rate**	68.50	%†	133.58%	139.65%	121.29%	110.71%	112.96%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 47

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		February 2, 2015* through Mar. 31, 2015

Net asset value, beginning of year	$12.88		$12.99

Income (loss) from investment operations:
Net investment income	0.13	**	0.04	**

Net realized and unrealized gain/(loss) on investments	(0.10)		(0.10)

Total from investment operations	0.03		(0.06)

Less distributions:
From net investment income	(0.13)		(0.05)

From net realized gains	–		–

Total distributions	(0.13)		(0.05)

Net asset value, end of year	$12.78		$12.88

Total return	0.26	%†	(0.48	%)†

Ratios/supplemental data:
Net assets, end of year (in millions)	$23.9		$11.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.70	%‡	2.92	%‡

After fees waived and expenses absorbed	0.45	%‡	0.45	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	2.09	%‡	2.68	%‡

Portfolio turnover rate***	13.40	%†	204.86	%^

†Not annualized.

‡Annualized.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

^Value reported is for period April 1, 2014 through March 31, 2015.

The accompanying notes are an integral part of these financial statements.

P / 48

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$12.88		$12.92	$13.31	$13.28	$13.07	$13.03

Income (loss) from investment operations:
Net investment income	0.13	*	0.25 *	0.30	0.38	0.42	0.45

Net realized and unrealized gain/(loss) on investments	(0.10)		0.11	(0.29)	0.11	0.33	0.15

Total from investment operations	0.03		0.36	0.01	0.49	0.75	0.60

Less distributions:
From net investment income	(0.13)		(0.25)	(0.30)	(0.38)	(0.43)	(0.45)

From net realized gains	–		(0.15)	(0.10)	(0.08)	(0.11)	(0.11)

Total distributions	(0.13)		(0.40)	(0.40)	(0.46)	(0.54)	(0.56)

Net asset value, end of year	$12.78		$12.88	$12.92	$13.31	$13.28	$13.07

Total return	0.23	%†	2.84%	0.08%	3.73%	5.83%	4.62%

Ratios/supplemental data:
Net assets, end of year (in millions)	$44.0		$60.2	$107.0	$109.1	$109.0	$110.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.76	%‡	0.75%	0.74%	0.74%	0.72%	0.71%

After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	1.98	%‡	1.89%	2.27%	2.82%	3.14%	3.36%

Portfolio turnover rate**	13.40	%†	204.86%	136.10%	30.63%	32.65%	40.18%

†Not annualized.

‡Annualized

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 49

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

HIGH YIELD FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,
			2015	2014	2013	2012	2011

Net asset value, beginning of year	$11.71		$12.32	$12.43	$12.12	$12.06	$11.84

Income (loss) from investment operations:
Net investment income	0.33	*	0.67 *	0.72	0.76	0.78	0.87

Net realized and unrealized gain/(loss) on investments	(0.70)		(0.46)	0.13	0.50	0.12	0.63

Total from investment operations	(0.37)		0.21	0.85	1.26	0.90	1.50

Less distributions:
From net investment income	(0.33)		(0.66)	(0.72)	(0.75)	(0.78)	(0.87)

From net realized gains	–		(0.16)	(0.24)	(0.20)	(0.06)	(0.41)

Total distributions	(0.33)		(0.82)	(0.96)	(0.95)	(0.84)	(1.28)

Net asset value, end of year	$11.01		$11.71	$12.32	$12.43	$12.12	$12.06

Total return	(3.23	%)†	1.78%	7.16%	10.74%	7.81%	13.21%

Ratios/supplemental data:
Net assets, end of year (in millions)	$50.7		$52.6	$47.2	$42.7	$37.8	$16.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.73	%‡	0.73%	0.75%	0.78%	0.73%	0.77%

After fees waived and expenses absorbed	0.65	%‡	0.65%	0.65%	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.68	%‡	5.51%	5.85%	6.14%	6.55%	7.20%

Portfolio turnover rate**	16.32	%†	33.69%	28.71%	32.74%	42.05%	26.16%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 50

Rainier Funds

For a capital share outstanding throughout the year

HIGH YIELD FUND – ORIGINAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,		July 31, 2012* through Mar. 31, 2013
			2015	2014

Net asset value, beginning of year	$11.73		$12.34	$12.43	$12.26

Income (loss) from investment operations:
Net investment income	0.32	**	0.63 **	0.66 **	0.49	**

Net realized and unrealized gain/(loss) on investments	(0.70)		(0.46)	0.18	0.35

Total from investment operations	(0.38)		0.17	0.84	0.84

Less distributions:
From net investment income	(0.31)		(0.62)	(0.69)	(0.48)

From net realized gains	–		(0.16)	(0.24)	(0.19)

Total distributions	(0.31)		(0.78)	(0.93)	(0.67)

Net asset value, end of year	$11.04		$11.73	$12.34	$12.43

Total return	(3.32	%)†	1.46%	7.07%	7.01	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$2.2		$2.3	$0.1	$0.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.11	%‡	1.11%	1.00%	1.03	%‡

After fees waived and expenses absorbed	0.90	%‡	0.90%	0.90%	0.90	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.44	%‡	5.29%	5.33%	5.90	%‡

Portfolio turnover rate***	16.32	%†	33.69%	28.71%	32.74	%^

†Not annualized.

‡Annualized.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

^Value reported is for period April 1, 2012 through March 31, 2013.

The accompanying notes are an integral part of these financial statements.

P / 51

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,			Mar. 28, 2012* through Mar. 31, 2012
			2015	2014	2013

Net asset value, beginning of year	$15.50		$15.58	$12.89	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.02	**	0.04 **	0.01 **	0.02	0.00	§

Net realized and unrealized gain on investments	0.27		0.62	2.95	2.88	0.02

Total from investment operations	0.29		0.66	2.96	2.90	0.02

Less distributions:
From net investment income	–		(0.01)	(0.01)	(0.03)	–

From net realized gains	–		(0.73)	(0.26)	–	–

Total distributions	–		(0.74)	(0.27)	(0.03)	–

Net asset value, end of year	$15.79		$15.50	$15.58	$12.89	$10.02

Total return	1.87	%†	4.81%	23.15%	29.00%	0.20	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$61.3		$40.4	$30.3	$20.4	$11.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34	%‡	1.52%	1.61%	2.42%	2.12	%‡

After fees waived and expenses absorbed	1.25	%‡	1.25%	1.25%	1.25%	1.25	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.20	%‡	0.40%	0.08%	0.18%	0.33	%‡

Portfolio turnover rate***	40.12	%†	110.73%	80.14%	78.16%	0.23	%†

†Not annualized.

‡Annualized.

§Amount is less than $0.01 per share.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 52

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – CLASS A SHARES

	6 Months Ending Sept. 30, 2015 (Unaudited)		Fiscal year ending March 31,		Nov. 30, 2012* through Mar. 31, 2013
			2015	2014

Net asset value, beginning of year	$15.45		$15.56	$12.89	$11.21

Income (loss) from investment operations:
Net investment income/(loss)	(0.02	)**	0.01 **	(0.10)**	0.04	**

Net realized and unrealized gain/(loss) on investments	0.29		0.61	3.03	1.67

Total from investment operations	0.27		0.62	2.93	1.71

Less distributions:
From net investment income	–		–	(0.00)§	(0.03)

From net realized gains	–		(0.73)	(0.26)	–

Total distributions	–		(0.73)	(0.26)	(0.03)

Net asset value, end of year	$15.72		$15.45	$15.56	$12.89

Total return	1.75	%†	4.55%	22.91%	15.28	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$19.5		$4.1	$2.9	$0.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.64	%‡	1.82%	1.83%	2.78	%‡

After fees waived and expenses absorbed	1.50	%‡	1.50%	1.50%	1.50	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.22	%)‡	0.06%	(0.66%)	0.89	%‡

Portfolio turnover rate***	40.12	%†	110.73%	80.14%	78.16	%^

†Not annualized.

‡Annualized.

§Amount is less than $0.01 per share.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

^Value reported is for period April 1, 2012through March 31, 2013.

The accompanying notes are an integral part of these financial statements.

P / 53

Notes to Financial Statements

Rainier Funds

September 30, 2015 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of seven separate series, six of which are included herein: Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, Intermediate Fixed Income Fund, High Yield Fund and International Discovery Fund (each a “Fund”, and together the “Funds”).

The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and International Discovery Fund seek to maximize long-term capital appreciation. The Intermediate Fixed Income Fund seeks to provide investors with current income. The High Yield Fund seeks to earn a high level of current income; capital appreciation is a secondary objective.

Each Fund offers two classes of shares. The International Discovery Fund offers Class A Shares and Institutional Shares; the other Funds offer Original Shares and Institutional Shares. Each class of shares represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them, and the Class A shares may be subject to a sales charge. The Class A Shares and Original Shares are subject to an annual distribution fee as described in Note 7. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value (“NAV”), to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult

P / 54

to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds normally price their securities as follows: All equity securities that are traded on a national securities exchange (including exchange-traded fund shares) are valued at the last reported sale price on the exchange where it is primarily traded. A security listed on a foreign exchange is generally valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. Participatory notes are valued at the price of the underlying security or based on an evaluated price provided by a pricing service. An evaluated price will take into consideration numerous factors, including currency rate, dividend information and underlying security price.

Prices for debt securities held by the Funds are provided by the pricing vendor, which utilizes an evaluated pricing methodology. Evaluated pricing is a technique used to value securities without relying exclusively on quoted prices, drawing on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable outputs. If a price is not available from pricing services, then fair value will be determined as set forth in the Security Valuation Policy.

As of September 30, 2015, the International Discovery Fund held rights that required fair valuation by the Pricing Committee in accordance with the Security Valuation Policy. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all

P / 55

Notes to Financial Statements

Rainier Funds

September 30, 2015 (Unaudited)

of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2015, open tax years subject to examination included the tax years ended March 31, 2013, through 2015.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

The Funds bear the risk of changes in foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect or a statement that such an estimate cannot be made.

P / 56

H) Line of Credit. During the period ended September 30, 2015, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At September 30, 2015, none of the Funds had a balance outstanding under the line of credit. During the period ended September 30, 2015, the Small/Mid Cap Equity Fund borrowed one time, for a duration of one day, a balance of $3.7 million and paid $332 of interest expense. The Large Cap Equity Fund, Mid Cap Equity Fund, Intermediate Fixed Income Fund, High Yield Fund, and International Discovery Fund did not borrow under the line of credit during the period ended September 30, 2015.

NOTE 3. COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, LLC (the “Investment Adviser”). Under the terms of the agreement, the Funds will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Fund	0.70%
Mid Cap Equity Fund	0.85%
Small/Mid Cap Equity Fund	0.85%
Intermediate Fixed Income Fund	0.50%
High Yield Fund	0.55%
International Discovery Fund	1.00%

B) Fee Waivers and Expense Caps Fee Waiver: The Investment Adviser has contractually agreed to waive fees and/or reimburse operating expenses for the Large Cap Equity Fund such that the annual rate of ordinary operating expenses is reduced by 0.07% through July 31, 2016.

The Investment Adviser has voluntarily undertaken to limit the sub-transfer agency expenses to no more than 0.10% of the average daily net assets of the Institutional Shares and 0.15% of the average daily net assets of the Original Shares of each Fund.

Expense Cap: Although not required to do so, the Investment Adviser has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, extraordinary expenses and sales charges, will not exceed the following levels:

Fund Name	Class O	Class A	Class I
Large Cap Equity	1.29%	N/A	1.04%
Mid Cap Equity	1.35%	N/A	1.10%
Small/Mid Cap Equity	1.48%	N/A	1.23%
Intermediated Fix Income	0.55%	N/A	0.45%
High Yield	0.90%	N/A	0.65%
International Discovery	N/A	1.50%	1.25%

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31, 2016. The Trust may terminate the contract with respect to one or more of the Funds and one or more share classes at any time. The contract also terminates in the event that the Management Agreement

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Notes to Financial Statements

Rainier Funds

September 30, 2015 (Unaudited)

between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2015, the amounts available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Funds are as follows:

Intermediate Fixed Income	$678,532
High Yield	$161,746
International Discovery	$389,448
Mid Cap	$ 20,848

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

	Intermediate Fixed Income	High Yield	International Discover	Mid Cap
2016	$202,299	$50,590	$159,478	–
2017	$204,455	$42,602	$94,417	–
2018	$196,008	$44,494	$104,389	$10,000
2019	$75,770	$24,060	$31,164	$10,848

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”) and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian to the Funds. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $3 billion of average daily net assets

0.035% of next $4 billion of average daily net assets

0.025% of average daily net assets over $10 billion.

The International Discovery Fund also pays global custody fees based upon assets and the number of transactions in each country in which the Fund invests.

The Trust will be subject to an annual minimum fee of $650,000. The Funds currently are also subject to a $25,000 per Fund annual minimum.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser and are not compensated by the Trust for their services to the Trust. Independent Trustees are compensated by the Trust for their services to the Trust. The Independent Trustees were paid $120,472 in aggregate by the Trust for their services and reimbursed for travel expenses during the period ended September 30, 2015.

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On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Funds recognize the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense. The amount recognized by the Trust in aggregate for the period ended September 30, 2015, was $(54,849).

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2015, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$62,515,434	$189,208,152
Mid Cap Equity	$525,018,152	$817,679,893
Small/Mid Cap Equity	$710,027,940	$1,056,477,560
Intermediate Fixed Income	$3,852,428	$2,634,080
High Yield	$12,026,029	$8,453,130
International Discovery Fund	$54,813,988	$22,689,803

The Intermediate Fixed Income Fund purchased $5,174,729 and sold $9,945,499 of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, High Yield Fund and International Discovery Fund.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

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Notes to Financial Statements

Rainier Funds

September 30, 2015 (Unaudited)

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. The Funds also utilize the fair value pricing source for fixed income holdings in the Intermediate Fixed Income and High Yield Funds on certain bond market holidays. When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds’ pricing vendors, which utilize an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-

income securities without relying exclusively on quoted prices. It draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser’s Pricing Committee will determine a price in accordance with the Security Valuation Policy. These valuations may be categorized as Level 2 or 3 depending on the inputs to the valuation. The International Discovery Fund held rights that were valued based on the terms of exercise and the underlying stock price. The rights are classified as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of September 30, 2015:

Rainier Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$198,536,190	$ –	$ –	$198,536,190
Total Equity	198,536,190	–	–	198,536,190

Short-Term Investments	2,554,055	–	–	2,554,055
Total Investments in Securities	$201,090,245	$ –	$ –	$201,090,245

Rainier Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$619,894,549	$ –	$ –	$619,894,549
Total Equity	619,894,549	–	–	619,894,549

Short-Term Investments	9,170,110	–	–	9,170,110
Total Investments in Securities	$629,064,659	$ –	$ –	$629,064,659

Rainier Small/Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$863,340,739	$ –	$ –	$863,340,739
Total Equity	863,340,739	–	–	863,340,739

Short-Term Investments	4,411,888	–	–	4,411,888
Total Investments in Securities	$867,752,627	$ –	$ –	$867,752,627

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Rainier Intermediate Fixed Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Federal Agency Obligations	$ –	$25,304,200	$ –	$25,304,200
Corporate Bonds	–	41,839,545	–	41,839,545
Total Fixed Income	–	67,143,745	–	67,143,745

Short-Term Investments	383,076	–	–	383,076
Total Investments in Securities	$383,076	$67,143,745	$ –	$67,526,821

Rainier High Yield Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$133,540	$ –	$ –	$133,540
Total Equity	133,540	–	–	133,540
Fixed Income
Asset Backed Securities	–	497,956	–	497,956
Corporate Bonds	–	50,773,149	–	50,773,149
Total Fixed Income	–	51,271,105	–	51,271,105

Short-Term Investments	732,389	–	–	732,389
Total Investments in Securities	$865,929	$51,271,105	$ –	$52,137,034

Rainier International Discovery Fund	Level 1	Level 2	Level 3	Total
Equity^
Common Stocks	$5,331,710	$69,020,411	$ –	$74,352,121
Rights	–	1,398	–	1,398
Total Equity	5,331,710	69,021,809	–	74,353,519

Short-Term Investments	6,819,229	–	–	6,819,229
Total Investments in Securities	$12,150,939	$69,021,809	$ –	$81,172,748

Rainier International Discovery Fund (*)
Transfers out of Level 1	$(44,553,922)
Transfers into Level 2	$44,553,922

Net transfers	$ –

* Transfers between Level 1 and Level 2 for the Rainier International Discovery Fund represent positions held at the last annual reporting date (3/31/15) as Level 1 and current reporting date (9/30/15) as Level 2, due to the use of systematic fair valuation on September 30, 2015. There were no transfers between levels in the other Funds during this reporting period.

^ See Schedule of Investments for additional detailed categorizations.

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Notes to Financial Statements

Rainier Funds

September 30, 2015 (Unaudited)

NOTE 6. INCOME TAXES

As of March 31, 2015, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity Fund	Mid Cap Equity Fund	Small/Mid Cap Equity Fund	Intermediate Fixed Income Fund	High Yield Fund	International Discovery Fund
Cost of investments for tax purposes	$264,563,231	$766,660,362	$1,010,700,376	$68,615,355	$52,882,399	$37,093,920

Gross tax unrealized appreciation	92,691,706	217,983,352	291,065,220	2,403,637	1,848,799	8,911,528
Gross tax unrealized depreciation	(4,805,164)	(15,951,919)	(18,865,810)	(16,600)	(934,183)	(669,152)
Net tax unrealized appreciation on investments	87,886,542	202,031,433	272,199,410	2,387,037	914,616	8,242,376
Undistributed ordinary income	–	–	–	193,520	86,124	–
Undistributed long-term capital gains	18,454,646	23,657,626	46,080,947	422,270	–	42,562
Other accumulated earnings	(340,755)	(1,140,864)	(2,638,689)	(64,634)	(683,909)	(5,239)
Total accumulated earnings	$106,000,433	$224,548,195	$315,641,668	$2,938,193	$316,831	$8,279,699

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to equalization, net operating losses, wash sale loss deferrals and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2015, the following table shows the reclassifications made:

	Paid-In- Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)
Large Cap Equity Fund	$39,667,216	$(101,697)	$(39,565,519)
Mid Cap Equity Fund	17,297,726	3,437,851	(20,735,577)
Small/Mid Cap Equity Fund	50,398,681	9,988,916	(60,387,597)
Intermediate Fixed Income Fund	425,654	–	(425,654)
High Yield Fund	(44)	16,468	(16,424)
International Discovery Fund	375,228	(194,634)	(180,594)

As of March 31, 2015, none of the Funds have capital loss carry forward amounts (“CLCFs”).

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The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of March 31, 2015, the following Funds deferred, on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Intermediate Fixed Income	High Yield	International Discovery
Capital Loss Carryovers	–	–	–	–	–	–
Post-October Losses	–	–	–	–	$(607,477)	–
Late Year Ordinary Losses	–	$(1,005,586)	$(1,992,949)	–	–	–

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the six months ended September 30, 2015, and the year ended March 31, 2015, were as follows:

	Six months ended September 30, 2015		Year ended March 31, 2015
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
Large Cap Equity Fund	–	–	$27,374,777	$58,829,226
Mid Cap Equity Fund	–	–	$19,219,056	$76,935,174
Small/Mid Cap Equity Fund	–	–	–	$182,586,244
Intermediate Fixed Income Fund	$689,922	–	$2,088,243	$686,302
High Yield Fund	$1,561,941	–	$3,009,861	$628,986
International Discovery Fund	–	–	$22,808	$1,911,960

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2015.

NOTE 7. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Adviser (as the distribution coordinator) at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Original Shares or Class A Shares. With respect to the Intermediate Fixed Income Fund, the annual rate is currently 0.10% of average daily net assets of the Fund’s Original Class Shares. The fee is paid as reimbursement for, or in anticipation

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Notes to Financial Statements

Rainier Funds

September 30, 2015 (Unaudited)

of, expenses incurred by third parties or the Investment Adviser for distribution-related and shareholder servicing activities related to each share class. Third party distribution and servicing expenses may be paid directly by the Funds or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

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General Information

Rainier Funds

September 30, 2015 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ Proxy Voting Policy and Guidelines and the Funds’ voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314, or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT

Renewal of Management Agreement

At a meeting of the Board of Trustees held on June 3, 2015, with all of the independent trustees present, the Board and independent trustees of the Trust approved the continuation of the Management Agreement (the “Management Agreement”) between the Trust and the Investment Advisor with respect to each Fund for an additional year from when the Management Agreement would otherwise expire.

In considering whether to continue the Management Agreement with respect to each Fund, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Advisor at the request of the independent trustees. This information included detailed data on performance, advisory fees and expenses for other mutual funds with similar investment objectives and sizes, which was derived from data compiled by an independent third party, and extensive additional information including but not limited to financial and profitability information for the Investment Advisor, a management fee and services comparison between the Funds and institutional accounts, and extensive compliance information. The independent trustees also discussed the proposed renewal in separate private sessions on May 21 and June 3, 2015, with independent legal counsel to the independent trustees at which no representatives of the Investment Advisor or other parties were present. In those private sessions, the independent trustees discussed with their independent legal counsel the various legal considerations and factors applicable to their fiduciary duties in considering and acting on the continuation of the Management Agreement. In reaching their determinations relating to the renewal of the Management Agreement with respect to each Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, extent and quality of services provided by the Investment Advisor

The Board reviewed the past advisory and

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General Information

Rainier Funds

September 30, 2015 (Unaudited)

other services provided to the Funds by the Investment Advisor, and the independent trustees concurred that the Investment Advisor is expected to continue to provide satisfactory services under the Management Agreement. The independent trustees emphasized in this regard the continuity of portfolio management teams except for certain infrequent changes that had been thoughtfully planned and implemented, consistency of the Investment Advisor’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Advisor to those teams. The Board received regular information, as well as special presentations between regular Board meetings, from the Investment Advisor about its investment process and resources as well as the performance of the Funds. The Board noted the Investment Advisor’s commitment to maintaining adequate resources in this area despite some recent reductions in staffing levels over the past year. The Board also viewed favorably the Investment Advisor’s and the Funds’ clean regulatory record and strong compliance culture.

Investment Performance; Fee and Expenses

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Advisor. The Board reviewed detailed comparisons of the performance of the Funds for various periods through March 31, 2015, compared to relevant securities indexes and peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Funds’ administrator) using data from Morningstar,

Inc. On a regular quarterly basis, the Board also reviews performance of the Funds for various time periods using data from Morningstar. The Board emphasized longer term performance records but noted the market challenges for various intermediate and longer term periods for the domestic equity Funds, especially those periods that included significant market declines.

The Board also reviewed the relative fees and expenses compared to peer funds and the Investment Advisor’s other accounts. The Board considered the fees charged by the Investment Advisor to other advisory accounts as less useful given the relatively broader range of services provided to the Funds compared to those other accounts. The Board was satisfied with the relative advisory fee and total expenses for each Fund. Each Fund’s advisory fee and expenses were equal to or less than the peer group median for at least one share class against comparable share classes of peer funds, except for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. The Mid Cap Equity Fund had an advisory fee and total expenses that were slightly higher than the median for its peer group for its Original Shares, and still below the most expensive Funds in its peer group for the Institutional Shares. Similarly, the Small/Mid Cap Equity Fund had an advisory fee and total expenses slightly higher than the median of the peer group for its Original Shares, and below the most expensive Funds in its peer group for the Institutional Shares. The Board also recognized that this Fund is partially closed to new investors.

The Board recognizes the continued relative underperformance of the domestic equity Funds for intermediate and longer-term periods compared to the median performance

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of peer group mutual funds. For some time, the Board has specifically focused on the underperformance of the domestic equity Funds. The Board has noted continued efforts by the Investment Advisor to improve the performance of those Funds. Although the Board emphasizes longer-term performance, it has observed improvement in performance evidenced by shorter periods. For example, the Large Cap Equity Fund’s performance for the one-year period is above the median performance for its peer group. Similarly, the Mid Cap Equity Fund has improved its performance relative to its peer group and is above the peer group median for the one-year period. The Small/Mid Cap Equity Fund’s one-year performance also is very close to its peer group median despite some underformance for longer-term periods. The independent trustees discussed with the Investment Advisor its continuing measures to seek to improve the Funds’ relative performance and noted the Investment Advisor’s conviction that the key elements of the Funds’ equity strategies remain appropriate. The independent trustees expect to continue to closely monitor the Investment Advisor’s progress in improving relative performance of the domestic equity Funds. The Investment Advisor explained the importance of its style consistency and the long-term perspective taken. Based on these discussions and the information presented by the Investment Advisor, the independent trustees concluded that the consistency of the Investment Advisor’s style, its efforts to improve relative performance and improved relative results all support continuation of the Management Agreement.

The Board was satisfied with the favorable relative performance of the High Yield Fund, which performed above its peer group median for the one- and five-year periods, and only slightly below the median record for the three-year period, particularly when considering the relatively more conservative profile of its portfolio. Although the Intermediate Fixed Income Fund’s performance lagged the median performance of its peer group for various time periods, the independent trustees accepted the Investment Adviser’s explanation about the Fund’s relatively more conservative portfolio. The independent trustees concluded that the fixed income Funds’ performance also supported continuation of the Management Agreement.

The Board was pleased with the relatively strong performance of the International Discovery Fund for the one-year and three-year periods. The Board concluded that this strong performance justifies continuation of the Management Agreement for that Fund.

Costs of Services Provided and Profitability to the Investment Advisor

At the request of the trustees, the Investment Advisor provided information concerning the Investment Advisor’s profitability and financial condition. The trustees reviewed the Investment Advisor’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Advisor’s largest operating cost. The Investment Advisor stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Advisor where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that the Investment Advisor’s profit

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General Information

Rainier Funds

September 30, 2015 (Unaudited)

margins, while reasonable, also face continued substantial pressure. The Board noted the Investment Advisor’s significant past capital and other expenses and commitment to continue devoting resources as needed to provide high quality services to the Funds. The Board also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Advisor despite continued reduction in the assets of the Funds.

The trustees recognized that the Investment Advisor should be entitled to earn a reasonable level of profits for the services it provides to the Funds to allow continued investment in the business and to create an incentive to continue to provide high quality services to the Funds. Based on their review, the trustees concluded that they were satisfied that the Investment Advisor’s level of profitability from its relationship with the Funds was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realized that the advisory fees for the Funds do not have breakpoints that could otherwise result in lower advisory fee rates as the Funds grow larger. The trustees noted that market conditions and redemptions related to performance over the past several years reduced the size of the larger Funds, and the Investment Advisor previously partially closed the largest Fund (the Small/Mid Cap Equity Fund) to new investors for portfolio management reasons. The consensus of the independent trustees was that economies of scale for the Funds were less likely to be realized with the continued reduction of assets over the past several years for most Funds. The independent trustees did not disagree with the Investment Advisor’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, given that they did not significantly exceed the median fee rates. The Board also recognized the benefits to the Funds of the Investment Advisor’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller) and its commitment to maintain reasonable overall operating expenses for each Fund.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Advisor, such as soft dollar benefits for research services, in concluding that the contractual advisory fees are reasonable for the Funds. The Board and the independent trustees separately concluded that the renewal of the Management Agreement was in the best interest of the shareholders of each affected Fund.

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Directory of Funds’ Service Providers

Rainier Funds

September 30, 2015 (Unaudited)

INVESTMENT ADVISER

Rainier Investment Management, LLC

601 Union Street, Suite 2801

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 E Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500 Index (S&P 500®) is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. The S&P 500 index components and their weightings are determined by S&P Dow Jones Indices.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500™ Index is a subset of the Russell 3000® Index and includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2500™ Growth Index includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Intermediate Government/Credit Bond Index with a maturity between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-month Treasury Bill Index (91-day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Bank of America Merrill Lynch U.S. High Yield Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P.

The Bank of America Merrill Lynch U.S. High Yield BB-B rated index contains all securities in the Bank of America Merrill Lynch U.S. High Yield Indes rated BB1 through B3, inclusive.

The MSCI ACWI ex USA Small Cap Index (Net) captures a small cap representation across 22 of 23 Developed Markets countries (excluding the US) and 23 Emerging Markets countries.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RA-SEMI

RAINIER FUNDS

LARGE CAP GROWTH EQUITY FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2015

RAINIER FUNDS

Large Cap Growth Equity Fund

September 30, 2015

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE RAINIER LARGE CAP GROWTH EQUITY FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

FUND INVESTMENT RETURNS

Large Cap Growth Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2015

	1 Year	3* Years	5* Years	10* Years	Since*+ Inception

Large Cap Growth Equity - Institutional Shares +	2.62%	12.80%	12.44%	6.79%	2.01%
Russell 1000 Growth Index	3.17	13.61	14.47	8.09	1.84
Consumer Price Index	-0.04	0.93	1.73	1.81	2.14

					Inception date 3/11/14

Gross and Net Expense Ratios are 8.76% and 0.91%, respectively, which are the amounts reflected in the last financial highlights. The Investment Adviser has contractually agreed to waive/reimburse expenses to maintain that limitation through 7/31/16.

*Average annualized returns.

+ The inception date of the Rainier Large Cap Growth Fund – Class I was 3/11/14. Performance for periods prior to 3/11/14 is based on the performance of the JHFIII Rainier Large Cap Growth Fund – Class I from 4/25/08 to 3/11/14, the Rainier Large Cap Growth Fund – Class I from 2/20/07 to 4/25/08, and the Rainier Large Cap Growth Fund – Class O (adjusted to remove the Rule 12b-1 fee of the O shares) from 6/15/00 to 2/20/07. Rainier is managing the current Rainier Large Cap Growth Fund in a substantially consistent manner with how it managed the JHF III Rainier Large Cap Growth Fund and the prior Rainier Large Cap Growth Fund. Effective January 1, 2015, Rainier began managing the Fund as a concentrated strategy by reducing the number of holdings in the Fund.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 17 for index descriptions.

Fund Expenses

Rainier Funds

September 30, 2015 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/15 and held for the entire period from 4/1/15 to 9/30/15.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the “Expenses Paid during Period” row of the “Actual Performance” column to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the annual ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE

LARGE CAP GROWTH EQUITY FUND

	Actual Performance	Hypothetical Performance (5% annual return before expenses)

Beginning Account Value (4/1/15)	$1,000.00	$1,000.00
Ending Account Value (9/30/15)	$934.10	$1,020.45
Expenses Paid during Period*	$4.40	$4.60

*‘Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (0.91%) multiplied by 183/366 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

Rainier Large Cap Growth Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS (99.3%)	Shares	Value
CONSUMER DISCRETIONARY (27.0%)
Royal Caribbean Cruises Ltd.^	380	$33,854
Starbucks Corp.	570	32,399
The Home Depot, Inc.	380	43,886
The Priceline Group, Inc.*	31	38,343
The Walt Disney Co.	588	60,093
Time Warner, Inc.	360	24,750
Ulta Salon Cosmetics & Fragrance, Inc.*	110	17,969
Under Armour, Inc. Cl. A*	270	26,131
V.F. Corp.	670	45,700

Total Consumer Discretionary		323,125

CONSUMER STAPLES (11.5%)
Constellation Brands, Inc. Cl. A	220	27,546
Costco Wholesale Corp.	275	39,757
CVS Health Corp.	380	36,662
The Estee Lauder Companies, Inc. Cl. A	420	33,886

Total Consumer Staples		137,851

FINANCIALS (5.9%)
CBRE Group, Inc. Cl. A*	730	23,360
CME Group, Inc.	270	25,040
The Charles Schwab Corp.	780	22,277

Total Financials		70,677

HEALTH CARE (19.4%)
Alexion Pharmaceuticals, Inc.*	185	28,932
Allergan plc*^	202	54,905
BioMarin Pharmaceutical, Inc.*	240	25,277
Celgene Corp.*	330	35,696
Cigna Corp.	190	25,654
Regeneron Pharmaceuticals, Inc.*	77	35,816
Shire plc - ADR^	125	25,654

Total Health Care		231,934

	Shares	Value
INDUSTRIALS (2.7%)
Delta Air Lines, Inc.	710	$31,858

Total Industrials		31,858

INFORMATION TECHNOLOGY (28.9%)
Apple, Inc.	667	73,570
Facebook, Inc. Cl. A*	465	41,804
Google, Inc. Cl. A*	82	52,346
LinkedIn Corp. Cl. A*	200	38,026
Palo Alto Networks, Inc.*	165	28,380
Skyworks Solutions, Inc.	320	26,947
Visa, Inc. Cl. A	764	53,220
Workday, Inc. Cl. A*	465	32,020

Total Information Technology		346,313

MATERIALS (3.9%)
The Sherwin-Williams Co.	104	23,169
Vulcan Materials Co.	260	23,192

Total Materials		46,361

TOTAL COMMON STOCKS

(Cost $1,144,641)		$1,188,119

SHORT TERM INVESTMENT (1.9%)
MONEY MARKET MUTUAL FUND (1.9%)
First American Government Obligations Fund Cl. Z
0.010%**	22,411	22,411
TOTAL SHORT TERM INVESTMENT

(Cost $22,411)		$22,411

TOTAL INVESTMENTS (101.2%)

(Cost $1,167,052)		$1,210,530

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(14,100)

TOTAL NET ASSETS (100.0%)		$1,196,430

ADR - American Depository Receipt

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a

service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

Rainier Funds

September 30, 2015 (Unaudited)

LARGE CAP GROWTH EQUITY FUND

ASSETS
Investments in securities, at cost (Note 2)	$1,167,052

Investment in securities, at value (Note 2)	$1,210,530
Receivables
Investment Securities sold	4,344
Dividends and interest	208
Due from Adviser (Note 3)	3,642
Prepaid expenses	7

Total Assets	1,218,731

LIABILITIES
Payables
Investment securities purchased	5,194
Due to Investment Adviser (Note 3)	739
Accrued expenses	16,312
Deferred trustees compensation (Note 3)	56

Total Liabilities	22,301

Net assets	$1,196,430

COMPONENTS OF NET ASSETS
Paid-in capital	$1,148,867
Accumulated undistributed net investment loss	(1,442)
Accumulated undistributed net realized gain on investments	5,527
Net unrealized appreciation (depreciation) on investments	43,478

Net assets	$1,196,430

Institutional shares

Net assets applicable to shares outstanding	$1,196,430
Shares outstanding	40,216
Net asset value, offering and redemption price per share	$29.75

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

Rainier Funds

For the six months ended September 30, 2015 (Unaudited)

LARGE CAP GROWTH EQUITY FUND

INVESTMENT INCOME
Income
Dividends	$4,453
Interest	1

Total Income	4,454

Expenses
Investment advisory fees (Note 3)	4,702
Administration fees* (Note 3)	12,506
Legal fees	3,222
Audit fees	6,526
Reports to shareholders	776
Trustee fees (Note 3)	55
Compliance fees	34
Miscellaneous expense	42

Total expenses	27,863
Less: fees waived and expenses absorbed (Note 3)	(22,001)

Net expenses	5,862

Net investment income (loss)	(1,408)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	4,022
Foreign currency	1
Net change in unrealized appreciation/(depreciation) on investments	(87,206)

Net realized and unrealized gain/(loss) on investments	(83,183)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(84,591)

*Includes administrator, transfer agent, fund accounting and custody fees.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Rainier Funds

September 30, 2015 (Unaudited)

	LARGE CAP GROWTH EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2015	FISCAL YEAR ENDING MARCH 31, 2015

INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(1,408)	$(740)

Net realized gain (loss) on investments and foreign currency	4,023	2,210
Net change in unrealized appreciation / (depreciation) on investments	(87,206)	180,230

Increase/(decrease) in net assets resulting from operations	(84,591)	181,700

Distributions to shareholders
From net investment income
Institutional shares	–	–
From net realized gain on investments sold
Institutional shares	–	–

Increase/(decrease) in net assets from distributions	–	–

Capital share transactions
Proceeds from shares sold
Institutional shares	–	128,867
Proceeds from shares reinvested
Institutional shares	–	–
Cost of shares redeemed
Institutional shares	–	–

Net increase from capital share transactions	–	128,867

Net increase/(decrease) in net assets	(84,591)	310,567

NET ASSETS
Beginning of Period	1,281,021	970,454

End of Period	$1,196,430	$1,281,021

Accumulated undistributed net investment income gain/(loss)	$(1,442)	$(34)

Institutional shares
Shares sold	–	4,313
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase/(decrease) in shares outstanding	–	4,313

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP GROWTH EQUITY FUND - INSTITUTIONAL SHARES

	Six months ending September 30, 2015 (Unaudited)	Fiscal year ending March 31, 2015	March 11, 2014* through March 31, 2014

Net asset value, beginning of period	$31.85	$27.03	$28.41
Income (loss) from investment operations:
Net investment income/(loss)	(0.04)**	(0.02)**	–
Net realized and unrealized gain/(loss) on investments	(2.06)	4.84	(1.38)

Total from investment operations	(2.10)	4.82	(1.38)

Less distributions:

Total distributions	–	–	–

Net asset value, end of period	$29.75	$31.85	$27.03

Total return	(6.59%)†	17.83%	(4.86%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$1.2	$1.2	$1.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.33%‡	8.76%	5.61%§
After fees waived and expenses absorbed	0.91%‡	0.91%	0.00%§

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.22%)‡	(0.07%)	0.00%‡

Portfolio turnover rate***	59.84%†	215.39%	0.00%

†	Not annualized.
‡	Annualized.
*	Commenced operations on March 11, 2014.
**	Computed using the average shares method.
§	Annualized, except audit and trustee fees. Ratios do not reflect the acquired fund fees of the JH Fund. (See Note 1)
If included, the ratio of expenses before and after waiver would be 6.52% and 0.91%, respective, and the ratio of net investment income (loss) would be (0.91%).

***	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Rainier Funds

September 30, 2015 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust” or the “Funds”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of eight separate series, one of which, the Large Cap Growth Equity Fund (the “Fund”) is included herein.

The Fund seeks to maximize long-term capital appreciation.

The Fund offers one class of shares: Institutional Shares. The Trust is authorized to issue an unlimited number of shares of the Institutional Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Fund, in computing net asset value (“NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended and securities traded in certain foreign markets may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments, and there is no single standard for determining fair value.

The Fund normally prices securities held as follows: All equity securities that are traded on a national securities exchange (including exchange-traded fund shares) are valued at the last reported sale price on the exchange where it is primarily traded. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and ask prices may be used.

As of September 30, 2015, there were no securities held in the Fund that required fair valuation by the Pricing Committee in accordance with the Security Valuation Policy. As an investment company, it is valued at the Net Asset Value (“NAV”) as determined each day the national securities markets are open. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex- dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and any net realized capital gains to shareholders of the Fund. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. As of September 30, 2015, the open tax years subject to examination include the tax years ended March 31, 2014, through 2015.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations.  Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

F) Subsequent Events. Accounting standards require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non- recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect or a statement that such an estimate cannot be made.

G) Line of Credit. During the period ended September 30, 2015, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. The Fund did not borrow under the line of credit during the period ended September 30, 2015.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement.   The Trust, on behalf of the Fund, has entered into an investment management agreement with Rainier. Under the terms of the agreement, the Fund will pay an investment advisory fee of 0.73% of average daily net assets.

B) Expense Cap. Although not required to do so, the Investment Adviser has contractually agreed to reimburse the Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, and extraordinary expenses will not exceed 0.91%.

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31, 2016. The Trust may terminate the contract with respect to the Fund at any time. The contract also terminates in the event that the Management Agreement between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser may be recouped from the Fund. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to the Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for the Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2015, the amount available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Fund is $105,442.

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

2018	$83,441
2019	$22,001

C) Omnibus Fee Agreement. The Trust, on behalf of the Fund, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”) and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A. serves as the custodian to the Funds. For these services, the Adviser pays a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $3 billion of average daily net assets

0.035% of next $4 billion of average daily net assets

0.025% of average daily net assets over $10 billion

The Trust is subject to an annual minimum fee of $650,000. The Fund is also subject to a $25,000 per Fund annual minimum.

D) Other Related Parties. Certain officers and Trustees of the Fund are also officers and/or directors of the Investment Adviser and are not compensated by the Trust for their services to the Trust. The Independent Trustees were paid $120,472 in aggregate for their services and reimbursements for travel expenses during the period ended September 30, 2015. The amount recognized by the Rainier Large Cap Growth Fund was $54 for this period.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Fund recognizes the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense. The amount recognized by the Trust in aggregate for the period ended September 30, 2015, was $(54,849). The amount recognized by the Rainier Large Cap Growth Fund for the period ended September 30, 2015, was $1.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2015, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Growth Equity	$783,239	$753,200

There were no purchases or sales of U.S. government securities by the Large Cap Growth Equity Fund.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS AT SEPTEMBER 30, 2015

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage- related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments based on the major classification in the Schedules of Investments as of September 30, 2015:

	Level 1	Level 2		Level 3		Total
Equity
Common Stock	$1,188,119	$	---	$	---	$1,188,119

Total Equity	1,188,119		---		---	1,188,119

Short-Term Investment	22,411		---		---	22,411

Total Investments in Securities	$1,210,530	$	---	$	---	$1,210,530

There were no transfers between Levels when comparing the last reporting date (3/31/15) to the current reporting date (9/30/15).

NOTE 6. INCOME TAXES

As of March 31, 2015, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

Large Cap Growth Equity Fund

Cost of investments for tax purposes	$1,168,244

Gross tax unrealized appreciation	150,765
Gross tax unrealized depreciation	(25,829)

Net tax unrealized appreciation on investments	124,936

Undistributed ordinary income	7,252
Undistributed long-term capital gains	–
Other accumulated gains (losses)	(34)

Total accumulated earnings	$132,154

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2015, the following table shows the reclassification made:

Paid-In-Capital	Undistributed Net Investment Income	Undistributed Net Realized Loss
–	$706	$(706)

As of March 31, 2015, the Fund has no capital loss carry forward amounts (“CLCFs”).

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year.

Large Cap Growth Equity Fund
Capital Loss Carryovers	–

Post-October Losses	–

Late Year Ordinary Losses	–

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the six months ended September 30, 2015, and the year ended March 31, 2015, were as follows:

Six months ended		Year ended
September 30, 2015		March 31, 2015
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain

-	-	-	-

General Information

Rainier Funds

   September 30, 2015 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund’s Proxy Voting Policy and Guidelines and the Fund’s voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314, or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT

Renewal of Management Agreement

At a meeting of the Board of Trustees held on June 3, 2015, with all of the independent trustees present, the Board and independent trustees of the Trust approved the continuation of the Management Agreement (the “Management Agreement”) between the Trust and the Investment Advisor with respect to each Fund for an additional year from when the Management Agreement would otherwise expire.

In considering whether to continue the Management Agreement with respect to each Fund, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Advisor at the request of the independent trustees. This information included detailed data on performance, advisory fees and expenses for other mutual funds with similar investment objectives and sizes, which was derived from data compiled by an independent third party, and extensive additional information including but not limited to financial and profitability information for the Investment Advisor, a management fee and services comparison between the Funds and institutional accounts, and extensive compliance information. The independent trustees also discussed the proposed renewal in separate private sessions on May 21 and June 3, 2015, with independent legal counsel to the independent trustees at which no representatives of the Investment Advisor or other parties were present. In those private sessions, the independent trustees discussed with their independent legal counsel the various legal considerations and factors applicable to their fiduciary duties in considering and acting on the continuation of the Management Agreement. In reaching their determinations relating to the renewal of the Management Agreement with respect to each Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, extent and quality of services provided by the Investment Advisor

The Board reviewed the past advisory and other services provided to the Funds by the Investment Advisor, and the independent trustees concurred that the Investment Advisor is expected to continue to provide satisfactory services under the Management Agreement. The independent trustees emphasized in this regard the continuity of portfolio management teams except for certain infrequent changes that had been thoughtfully planned and implemented, consistency of the Investment Advisor’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Advisor to those teams. The Board received regular information, as well as special presentations between regular Board meetings, from the Investment Advisor about its investment process and resources as well as the performance of the Funds. The Board noted the Investment Advisor’s commitment to maintaining adequate resources in this area despite some recent reductions in staffing levels over the past year. The Board also viewed favorably the Investment Advisor’s and the Funds’ clean regulatory record and strong compliance culture.

Investment Performance; Fee and Expenses

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Advisor. The Board reviewed detailed comparisons of the performance of the Funds for various periods through March 31, 2015, compared to relevant securities indexes and peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Funds’ administrator) using data from Morningstar, Inc. On a regular quarterly basis, the Board also reviews performance of the Funds for various time periods using data from Morningstar. The Board emphasized longer term performance records but noted the market challenges for various intermediate and longer term periods for the domestic equity Funds, especially those periods that included significant market declines.

The Board also reviewed the relative fees and expenses compared to peer funds and the Investment Advisor’s other accounts. The Board considered the fees charged by the Investment Advisor to other advisory accounts as less useful given the relatively broader range of services provided to the Funds compared to those other accounts. The Board was satisfied with the relative advisory fee and total expenses for each Fund. Each Fund’s advisory fee and expenses were equal to or less than the peer group median for at least one share class against comparable share classes of peer funds, except for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. The Mid Cap Equity Fund had an advisory fee and total expenses that were slightly higher than the median for its peer group for its Original Shares, and still below the most expensive Funds in its peer group for the Institutional Shares. Similarly, the Small/Mid Cap Equity Fund had an advisory fee and total expenses slightly higher than the median of the peer group for its Original Shares, and below the most expensive Funds in its peer group for the Institutional Shares. The Board also recognized that this Fund is partially closed to new investors.

The Board recognizes the continued relative underperformance of the domestic equity Funds for intermediate and longer-term periods compared to the median performance of peer group mutual funds. For some time, the Board has specifically focused on the underperformance of the domestic equity Funds. The Board has noted continued efforts by the Investment Advisor to improve the performance of those Funds. Although the Board emphasizes longer-term performance, it has observed improvement in performance evidenced by shorter periods. For example, the Large Cap Equity Fund’s performance for the one-year period is above the median performance for its peer group. Similarly, the Mid Cap Equity Fund has improved its performance relative to its peer group and is above the peer group median for the one-year period. The Small/Mid Cap Equity Fund’s one-year performance also is very close to its peer group median despite some underformance for longer-term periods. The independent trustees discussed with the Investment Advisor its continuing measures to seek to improve the Funds’ relative performance and noted the Investment Advisor’s conviction that the key elements of the Funds’ equity strategies remain appropriate. The independent trustees expect to continue to closely monitor the Investment Advisor’s progress in improving relative performance of the domestic equity Funds. The Investment Advisor explained the importance of its style consistency and the long-term perspective taken. Based on these discussions and the information presented by the Investment Advisor, the independent trustees concluded that the consistency of the Investment Advisor’s style, its efforts to improve relative performance and improved relative results all support continuation of the Management Agreement.

The Board was satisfied with the favorable relative performance of the High Yield Fund, which performed above its peer group median for the one- and five-year periods, and only slightly below the median record for the three-year period, particularly when considering the relatively more conservative profile of its portfolio. Although the Intermediate Fixed Income Fund’s performance lagged the median performance of its peer group for various time periods, the independent trustees accepted the Investment Adviser’s explanation about the Fund’s relatively more conservative portfolio. The independent trustees concluded that the fixed income Funds’ performance also supported continuation of the Management Agreement.

The Board was pleased with the relatively strong performance of the International Discovery Fund for the one-year and three-year periods. The Board concluded that this strong performance justifies continuation of the Management Agreement for that Fund.

Costs of Services Provided and Profitability to the Investment Advisor

At the request of the trustees, the Investment Advisor provided information concerning the Investment Advisor’s profitability and financial condition. The trustees reviewed the Investment Advisor’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Advisor’s largest operating cost. The Investment Advisor stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Advisor where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that the Investment Advisor’s profit margins, while reasonable, also face continued substantial pressure. The Board noted the Investment Advisor’s significant past capital and other expenses and commitment to continue devoting resources as needed to provide high quality services to the Funds. The Board also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Advisor despite continued reduction in the assets of the Funds.

The trustees recognized that the Investment Advisor should be entitled to earn a reasonable level of profits for the services it provides to the Funds to allow continued investment in the business and to create an incentive to continue to provide high quality services to the Funds. Based on their review, the trustees concluded that they were satisfied that the Investment Advisor’s level of profitability from its relationship with the Funds was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realized that the advisory fees for the Funds do not have breakpoints that could otherwise result in lower advisory fee rates as the Funds grow larger. The trustees noted that market conditions and redemptions related to performance over the past several years reduced the size of the larger Funds, and the Investment Advisor previously partially closed the largest Fund (the Small/Mid Cap Equity Fund) to new investors for portfolio management reasons. The consensus of the independent trustees was that economies of scale for the Funds were less likely to be realized with the continued reduction of assets over the past several years for most Funds. The independent trustees did not disagree with the Investment Advisor’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, given that they did not significantly exceed the median fee rates. The Board also recognized the benefits to the Funds of the Investment Advisor’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller) and its commitment to maintain reasonable overall operating expenses for each Fund.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Advisor, such as soft dollar benefits for research services, in concluding that the contractual advisory fees are reasonable for the Funds. The Board and the independent trustees separately concluded that the renewal of the Management Agreement was in the best interest of the shareholders of each affected Fund.

Directory of Fund’s Service Providers

Rainier Funds

   September 30, 2015 (Unaudited)

INVESTMENT ADVISER

Rainier Investment Management, LLC

601 Union Street, Suite 2801

Seattle, WA 98101

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

Index Descriptions

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2013.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Date	11/19/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk

Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Date	11/19/2015